PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Dr. Matthew Goldstein

Chairman and Director

John F. Finn

Director

Robert J. Higgins

Director

Frankie D. Hughes

Director

Peter C. Marshall

Director

Mary E. Martinez

Director

Marilyn McCoy

Director

Mitchell M. Merin

Director

William G. Morton, Jr.

Director

Dr. Robert A. Oden, Jr.

Director

Marian U. Pardo

Director

Frederick W. Ruebeck

Director

James J. Schonbachler

Director

Bob Young

President and Principal Executive Officer

Joy C. Dowd

Treasurer and Principal Financial Officer

Frank J. Nasta

Secretary

Stephen M. Ungerman

Chief Compliance Officer

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Trust Company, N.A.

Legal Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel

Kramer Levin Naftalis & Frankel LLP

Executive Offices

Pacholder High Yield Fund, Inc.

270 Park Avenue

New York, NY 10017

Shareholder Services

(877) 217-9502

Please visit our web site, www.pacholder.com, for information on the Fund’s net asset value, share price, news releases, and Securities and Exchange Commission filings. We created this site to provide stockholders quick and easy access to the most timely information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

THIRD QUARTER

SEPTEMBER 30, 2013

(UNAUDITED)

CONTENTS

Letter to Shareholders	1

Schedule of Portfolio Investments	3

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

PACHOLDER HIGH YIELD FUND, INC.

Dear Shareholders:

Third Quarter 2013 Review

Despite periods of heightened volatility and a setback in August, the high yield bond market provided a positive return during the third quarter. The period got off to a strong start in July given robust investor demand and continued positive fundamentals, including low defaults. The market then weakened in August due to concerns that the U.S. Federal Reserve (“Fed”) would soon begin tapering its monthly asset purchase program. Against this backdrop, interest rates moved sharply higher and dragged down the overall fixed income market. However, high yield bonds rallied in September as the Fed delayed the start of the taper during its meeting that concluded on September 18 and investor demand strengthened.

For the third quarter 2013, the Pacholder High Yield Fund, Inc. (the “Fund”) returned 2.77% based on net asset value (“NAV”) compared to the 2.40% return for the Credit Suisse High Yield Index, Developed Countries Only (the “Index”) and the 3.21% average total return of the Morningstar Closed-End High Yield Category.

The Fund outperformed the Index for the reporting period. The outperformance was due in large part to security selection in the gaming/leisure, metals/minerals and services sectors. This was partially offset by negative security selection in the financial, aerospace and manufacturing sectors.

Fund Strategy

The Fund continued to use a credit barbell investment strategy. To implement this strategy, the Fund invested a portion of its assets in relatively liquid high yield securities that demonstrated improving fundamentals, and took targeted credit risk when the Fund’s portfolio managers’ analysis indicated a favorable risk/reward opportunity. This targeted credit risk included investments in performing and nonperforming bonds and loan assignments of firms that were trading at distressed levels or emerging from an administrative reorganization.

Auction Rate Preferred Shares (“ARPS”) and Dividends

Since February 2008, most auctions for preferred shares of closed-end funds and auction rate securities of other issuers have failed. The weekly auctions for the Fund’s ARPS have failed since February 13, 2008. Since that time, a number of broker-dealers have repurchased auction rate securities from certain clients. Any action taken by the Fund to provide liquidity to the ARPS must be in the best interest of the Fund as a whole. On July 12, 2012, due to changes to its rating methodology for securities issued by Closed-End Funds, Moody’s downgraded the Fund’s ARPS from Aaa to Aa3. There was no impact to the Fund’s performance and no change to its investment strategy as a result of this downgrade.

On September 13, 2013, the Board of Trustees of the Pacholder High Yield Fund, Inc. authorized a reduction in the monthly dividend amount from $0.065 per common share to $0.0575 per common share. The Board of Directors will continue to monitor the appropriateness of the dividend level going forward in light of market conditions and income earned by the Fund over time. The amount of monthly dividend may be more or less than the actual income earned by the Fund in a given month.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

George C.W. Gatch

CEO-Global Funds Management

J.P. Morgan Asset Management

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

PACHOLDER HIGH YIELD FUND, INC.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting and legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

Availability of Portfolio Holdings and Other Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top ten holdings as of the last day of each month as well as certain other fund facts including estimated undistributed net income and statistical information will also be available on the Fund’s website.

Total Return*	Net Asset Value (NAV)**	Market Price
1 Year	8.97%	(10.34)%
5 Year	15.79%	16.89%
10 Year	11.77%	10.64%

Price per share September 30, 2013	$8.45	$8.03

*	Total returns assume the reinvestment of all dividends and capital gains, if any. Total returns shown are average annual returns unless otherwise noted.
**	The return shown is based on net asset value which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of September 30, 2013 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CONVERTIBLE BOND — 0.0%
CONSUMER DISCRETIONARY — 0.0%
HOTELS, RESTAURANTS & LEISURE — 0.0%
Real Mex Restaurants, Inc., PIK, 1.120%, 03/21/18[9] (Cost $77,605)	$78		$—	0.0%

CORPORATE BONDS — 116.7%
CONSUMER DISCRETIONARY — 21.7%
AUTO COMPONENTS — 1.3%
Goodyear Tire & Rubber Co. (The), Co Guar, 7.000%, 05/15/22[10]	815		847,600	0.8
JB Poindexter & Co., Inc., Private Placement, Sr Nt, 9.000%, 04/01/22[2]	282		296,100	0.3
UCI International, Inc., Co Guar, 8.625%, 02/15/19	250		255,000	0.2

			1,398,700	1.3
AUTOMOBILES — 0.9%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d Nt,
8.000%, 06/15/19	200		221,000	0.2
8.250%, 06/15/21	600		672,000	0.6
Jaguar Land Rover Automotive plc, Private Placement, Co Guar, (United Kingdom), 5.625%, 02/01/23[2]	150		146,625	0.1
Motors Liquidation Co.,
5.250%, 03/06/32[9]	25 Units		3	0.0	[12]
6.250%, 07/15/33[9]	15 Units		1	0.0	[12]
7.250%, 04/15/41[9]	–Units	[11]	—	0.0
7.250%, 07/15/41[9]	–Units	[11]	—	0.0
7.250%, 02/15/52[9]	7 Units		1	0.0	[12]
7.375%, 05/15/48[9]	10 Units		1	0.0	[12]
7.375%, 10/01/51[9]	–Units	[11]	—	0.0
7.750%, 03/15/36[1,4,9]	55 Units		—	0.0
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,4,9]	50		—	0.0
8.100%, 06/15/24[1,4,9]	1,725		2	0.0	[12]
8.375%, 07/15/33[1,4,9]	425		—	0.0

			1,039,633	0.9
DISTRIBUTORS — 0.4%
AmeriGas Finance LLC/AmeriGas Finance Corp., Co Guar, 6.750%, 05/20/20	126		133,875	0.1

Description	Par (000)	Value	Percent of Net Assets*

DISTRIBUTORS — (continued)
LKQ Corp., Private Placement, Co Guar, 4.750%, 05/15/23[2]	$96	$89,040	0.1%
VWR Funding, Inc., Co Guar, 7.250%, 09/15/17	220	232,100	0.2

		455,015	0.4
DIVERSIFIED CONSUMER SERVICES — 0.2%
Service Corp. International, Private Placement, Sr Unsec’d Nt, 5.375%, 01/15/22[2]	29	27,659	0.0	[12]
Service Corp. International, Sr Unsec’d Nt, 4.500%, 11/15/20	150	142,500	0.2

		170,159	0.2
HOTELS, RESTAURANTS & LEISURE — 4.7%
Burger King Corp., Sr Nt, Co Guar, 9.875%, 10/15/18	50	56,125	0.0	[12]
Caesars Entertainment Operating Co., Inc., Sr Sec’d Nt, 8.500%, 02/15/20	330	303,600	0.3
CCM Merger, Inc., Private Placement, Co Guar, 9.125%, 05/01/19[2]	97	101,122	0.1
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Private Placement, Co Guar, 5.250%, 03/15/21[2]	100	95,500	0.1
Chukchansi Economic Development Authority, Private Placement, Sec’d Nt, 9.750%, 05/30/20[2,9]	336	191,513	0.2
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d Nt, PIK, 10.750%, 01/15/17	44	47,125	0.0	[12]
DineEquity, Inc., Sr Nt, Co Guar, 9.500%, 10/30/18	90	100,125	0.1
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	105	103,425	0.1
Graton Economic Development Authority, Private Placement, Sr Sec’d, 9.625%, 09/01/19[2]	115	126,500	0.1
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Private Placement, Co Guar, 5.625%, 10/15/21[2]	175	175,437	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE — (continued)
Isle of Capri Casinos, Inc., Co Guar, 5.875%, 03/15/21	$68	$63,750	0.1%
Isle of Capri Casinos, Inc., Sr Nt, Co Guar, 7.750%, 03/15/19[10]	260	273,000	0.2
MGM Resorts International, Co Guar,
6.750%, 10/01/20	100	105,000	0.1
7.625%, 01/15/17	101	112,867	0.1
7.750%, 03/15/22	54	58,523	0.1
8.625%, 02/01/19	85	97,750	0.1
10.000%, 11/01/16[10]	500	595,000	0.5
MISA Investments Ltd., Private Placement, Unsec’d Nt, (United Kingdom), PIK, 9.375%, 08/15/18[2]	130	130,975	0.1
Mohegan Tribal Gaming Authority, Private Placement, Sec’d Nt, 11.500%, 11/01/17[2]	75	84,750	0.1
Paris Las Vegas Holding LLC/Harrahs Las Vegas LLC/Flamingo Las Vegas Holding, Private Placement, Sr Sec’d Nt, 8.000%, 10/01/20[2]	425	425,000	0.4
Pinnacle Entertainment, Inc., Nt, Co Guar, 7.500%, 04/15/21	180	195,750	0.2
Real Mex Restaurants, Inc.,
11.000%, 03/15/14[9]	90	89,929	0.1
19.000%, 03/21/16[9]	162	90,077	0.1
19.000%, 03/21/16[9]	18	18,443	0.0	[12]
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Private Placement, Sr Sec’d, 9.500%, 06/15/19[2]	75	81,750	0.1
Sabre, Inc., Private Placement, Sr Sec’d, 8.500%, 05/15/19[2]	110	118,937	0.1
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Private Placement, Co Guar, 5.875%, 05/15/21[2]	285	273,600	0.2
Seneca Gaming Corp., Private Placement, 8.250%, 12/01/18[2]	210	225,488	0.2
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Unsec’d Nt, 9.750%, 09/01/21[2]	180	183,600	0.2
Six Flags Entertainment Corp., Private Placement, Co Guar, 5.250%, 01/15/21[2]	35	33,338	0.0	[12]

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE — (continued)
Studio City Finance Ltd., Private Placement, Co Guar, (United Kingdom), 8.500%, 12/01/20[2]	$250	$274,375	0.2%
Viking Cruises Ltd., Private Placement, Sr Nt, (Bermuda), 8.500%, 10/15/22[2]	152	168,340	0.2
Wok Acquisition Corp., Private Placement, Co Guar, 10.250%, 06/30/20[2]	150	163,125	0.1

		5,163,839	4.7
HOUSEHOLD DURABLES — 2.6%
BC Mountain LLC/BC Mountain Finance, Inc., Private Placement, Co Guar, 7.000%, 02/01/21[2]	139	137,957	0.1
Brookfield Residential Properties, Inc., Private Placement, Co Guar, (Canada), 6.500%, 12/15/20[2]	212	213,060	0.2
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Private Placement, Co Guar, (Canada), 6.125%, 07/01/22[2]	94	92,120	0.1
DR Horton, Inc., Co Guar, 4.375%, 09/15/22	15	13,650	0.0	[12]
K Hovnanian Enterprises, Inc., Co Guar,
6.250%, 01/15/16	18	18,585	0.0	[12]
11.875%, 10/15/15	130	148,850	0.2
K Hovnanian Enterprises, Inc., Private Placement, Sec’d Nt, 9.125%, 11/15/20[2]	47	50,877	0.1
K Hovnanian Enterprises, Inc., Private Placement, Sr Sec’d Nt, 7.250%, 10/15/20[2]	285	299,962	0.3
KB Home, Co Guar, 7.500%, 09/15/22	66	68,640	0.1
Lennar Corp., Nt, Co Guar, 12.250%, 06/01/17	200	255,000	0.2
Lennar Corp., Sr Nt, 6.950%, 06/01/18	140	154,350	0.1
Libbey Glass, Inc., Sr Sec’d Nt, 6.875%, 05/15/20	28	29,820	0.0	[12]
M/I Homes, Inc., Co Guar, 8.625%, 11/15/18	310	333,250	0.3
Meritage Homes Corp., Co Guar, 7.000%, 04/01/22	102	108,120	0.1
RSI Home Products, Inc., Private Placement, Sec’d Nt, 6.875%, 03/01/18[2]	111	114,608	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD DURABLES — (continued)
Standard Pacific Corp., Sec’d Nt, 8.375%, 05/15/18	$220	$248,600	0.2%
Standard Pacific Corp., Sr Nt, 10.750%, 09/15/16	29	34,655	0.0	[12]
Standard Pacific Corp., Sr Nt, Co Guar, 8.375%, 01/15/21	75	84,375	0.1
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Private Placement, Co Guar,
5.250%, 04/15/21[2]	99	92,318	0.1
7.750%, 04/15/20[2]	204	222,870	0.2
Toll Brothers Finance Corp., Co Guar, 4.375%, 04/15/23	20	18,350	0.0	[12]
WCI Communities, Inc., Private Placement, Co Guar, 6.875%, 08/15/21[2]	149	143,040	0.1

		2,883,057	2.6
INTERNET & CATALOG RETAIL — 0.6%
Netflix, Inc., Private Placement, Sr Unsec’d, 5.375%, 02/01/21[2]	143	141,928	0.1
Sitel LLC/Sitel Finance Corp., Private Placement, Sr Sec’d, 11.000%, 08/01/17[2]	158	168,665	0.2
Sitel LLC/Sitel Finance Corp., Sr Unsec’d Nt, 11.500%, 04/01/18	350	301,000	0.3

		611,593	0.6
MEDIA — 7.9%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	125	—	0.0
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750	5,625	0.0	[12]
9.375%, 11/15/09[1,4]	560	4,200	0.0	[12]
Cablevision Systems Corp., 8.000%, 04/15/20[10]	720	802,800	0.7
Cenveo Corp., Nt, 8.875%, 02/01/18	175	174,125	0.2
Cequel Communications Holdings I LLC/Cequel Capital Corp., Private Placement, Sr Unsec’d Nt,
5.125%, 12/15/21[2]	65	61,262	0.0	[12]
6.375%, 09/15/20[2]	178	181,560	0.2
Cinemark USA, Inc., Co Guar, 5.125%, 12/15/22	75	70,312	0.1

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Clear Channel Communications, Inc., Sr Sec’d Nt, 9.000%, 03/01/21	$125	$120,937	0.1%
Clear Channel Worldwide Holdings, Inc., Co Guar,
6.500%, 11/15/22	135	137,025	0.1
7.625%, 03/15/20	25	25,625	0.0	[12]
6.500%, 11/15/22	260	265,200	0.3
7.625%, 03/15/20	834	861,105	0.8
Cogeco Cable, Inc., Private Placement, Co Guar, (Canada), 4.875%, 05/01/20[2]	50	47,750	0.0	[12]
DISH DBS Corp., Co Guar,
4.625%, 07/15/17	17	17,382	0.0	[12]
5.000%, 03/15/23	217	201,268	0.2
5.125%, 05/01/20	110	108,900	0.1
5.875%, 07/15/22	28	27,580	0.0	[12]
DISH DBS Corp., Sr Nt, Co Guar,
6.750%, 06/01/21[10]	540	567,675	0.5
7.875%, 09/01/19	95	108,300	0.1
DreamWorks Animation SKG, Inc., Private Placement, Co Guar, 6.875%, 08/15/20[2]	95	98,562	0.1
Gannett Co., Inc., Private Placement, Co Guar,
5.125%, 07/15/20[2]	62	60,760	0.1
6.375%, 10/15/23[2]	155	153,838	0.1
Gray Television, Inc., Sr Nt, Co Guar, 7.500%, 10/01/20	160	166,400	0.1
Harron Communications LP/Harron Finance Corp., Private Placement, Sr Nt, 9.125%, 04/01/20[2]	160	176,000	0.2
Liberty Interactive LLC, Sr Unsec’d, 8.250%, 02/01/30	160	168,000	0.2
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Private Placement, Sr Sec’d Nt, 9.750%, 04/01/21[2]	83	87,980	0.1
Media General, Inc., 11.750%, 02/15/17	130	141,700	0.1
Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	295	322,288	0.3
Mood Media Corp., Private Placement, Sr Unsec’d Nt, (Canada), 9.250%, 10/15/20[2]	115	98,325	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Private Placement, Sr Sec’d Nt, 5.000%, 08/01/18[2]	$41	$41,820	0.0%[12]
Nexstar Broadcasting, Inc., Private Placement, Co Guar, 6.875%, 11/15/20[2]	150	152,625	0.1
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	400	435,200	0.4
Quebecor Media, Inc., Sr Unsec’d Nt, (Canada), 5.750%, 01/15/23	130	122,525	0.1
RCN Telecom Services LLC/RCN Capital Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/20[2]	90	87,750	0.1
Regal Entertainment Group, Co Guar, 9.125%, 08/15/18	88	97,240	0.1
Regal Entertainment Group, Sr Unsec’d Nt, 5.750%, 06/15/23	100	94,250	0.1
Sinclair Television Group, Inc., Co Guar, 5.375%, 04/01/21	78	74,100	0.1
Sinclair Television Group, Inc., Private Placement, Co Guar, 6.375%, 11/01/21[2]	85	85,425	0.1
Sinclair Television Group, Inc., Sr Unsec’d Nt, 6.125%, 10/01/22	200	198,500	0.2
Sirius XM Radio, Inc., Private Placement, Co Guar,
5.250%, 08/15/22[2]	90	86,850	0.1
5.750%, 08/01/21[2]	162	161,190	0.1
Sirius XM Radio, Inc., Private Placement, Sr Unsec’d Nt,
4.250%, 05/15/20[2]	35	32,725	0.0	[12]
4.625%, 05/15/23[2]	60	54,750	0.1
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany), 5.500%, 01/15/23[2]	200	189,500	0.2
Univision Communications, Inc., Private Placement, Co Guar, 8.500%, 05/15/21[2]	315	344,925	0.3
Univision Communications, Inc., Private Placement, Sr Sec’d Nt,
5.125%, 05/15/23[2]	125	119,688	0.1

MEDIA — (continued)
6.750%, 09/15/22[2,10]	$600	$633,000	0.6%
7.875%, 11/01/20[2]	220	240,625	0.2
Valassis Communications, Inc., Sr Nt, Co Guar, 6.625%, 02/01/21	50	49,375	0.0	[12]
WMG Acquisition Corp., Private Placement, Sr Sec’d Nt, 6.000%, 01/15/21[2]	59	61,213	0.1

		8,625,760	7.9
MULTILINE RETAIL — 0.1%
Sears Holdings Corp., Sr Sec’d Nt, 6.625%, 10/15/18	125	117,813	0.1

SPECIALTY RETAIL — 3.0%
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2,10]	659	729,842	0.7
Claire’s Stores, Inc., Private Placement, Sr Unsec’d Nt, 7.750%, 06/01/20[2]	89	86,997	0.1
Claire’s Stores, Inc., Sec’d Nt, 8.875%, 03/15/19[10]	907	970,490	0.9
Gymboree Corp. (The), Co Guar, 9.125%, 12/01/18	300	293,250	0.3
Neebo, Inc., Private Placement, 15.000%, 06/30/16[2]	173	179,483	0.1
Neebo, Inc., Sec’d Nt, 15.000%, 06/30/16	17	17,948	0.0	[12]
Needle Merger Sub Corp., Private Placement, Sr Nt, 8.125%, 03/15/19[2]	200	204,000	0.2
New Look Bondco I plc, Private Placement, Sr Sec’d Nt, (United Kingdom), 8.375%, 05/14/18[2]	229	229,573	0.2
PC Nextco Holdings LLC/PC Nextco Finance, Inc., Private Placement, Co Guar, PIK, 9.500%, 08/15/19[2]	133	133,000	0.1
Penske Automotive Group, Inc., Co Guar, 5.750%, 10/01/22	86	84,280	0.1
Radio Systems Corp., Private Placement, Sec’d Nt, 8.375%, 11/01/19[2]	110	119,075	0.1
Serta Simmons Holdings LLC, Private Placement, Sr Nt, 8.125%, 10/01/20[2]	45	47,363	0.0	[12]
Toys R Us - Delaware, Inc., Private Placement, Sr Sec’d, 7.375%, 09/01/16[2]	250	253,125	0.2

		3,348,426	3.0

Total Consumer Discretionary		23,813,995	21.7

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSUMER STAPLES — 5.7%
BEVERAGES — 0.3%
Constellation Brands, Inc., Co Guar,
3.750%, 05/01/21	$75	$69,281	0.1%
4.250%, 05/01/23	150	137,625	0.1
Crestview DS Merger Sub II, Inc., Private Placement, Sec’d Nt, 10.000%, 09/01/21[2]	90	92,700	0.1

		299,606	0.3
FOOD & STAPLES RETAILING — 1.8%
BI-LO LLC/BI-LO Finance Corp., Private Placement, Sr Unsec’d Nt, PIK, 9.375%, 09/15/18[2]	111	112,665	0.1
Ingles Markets, Inc., Private Placement, Sr Unsec’d Nt, 5.750%, 06/15/23[2]	160	154,400	0.1
New Albertsons, Inc., Sr Unsec’d, 8.700%, 05/01/30	100	85,125	0.1
New Albertsons, Inc., Sr Unsec’d, 7.450%, 08/01/29	67	53,767	0.1
New Albertsons, Inc., Unsec’d Nt, 8.000%, 05/01/31[10]	457	375,883	0.3
Rite Aid Corp., Co Guar, 9.250%, 03/15/20	150	170,250	0.2
Rite Aid Corp., Private Placement, Co Guar, 6.750%, 06/15/21[2]	160	166,200	0.2
SUPERVALU, Inc., Sr Unsec’d Nt, 8.000%, 05/01/16[10]	355	388,725	0.4
Tops Holding Corp./Tops Markets LLC, Private Placement, Sr Sec’d Nt, 8.875%, 12/15/17[2]	240	262,800	0.2
Tops Holding II Corp., Private Placement, Sr Unsec’d Nt, PIK, 9.500%, 06/15/18[2]	160	163,200	0.1

		1,933,015	1.8
FOOD PRODUCTS — 1.8%
ARAMARK Corp., Private Placement, Co Guar, 5.750%, 03/15/20[2]	90	90,900	0.1
Bumble Bee Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	146	158,045	0.1
Dean Foods Co., Co Guar, 7.000%, 06/01/16	110	121,275	0.1
Dean Foods Co., Sr Nt, Co Guar, 9.750%, 12/15/18	45	50,962	0.0	[12]

FOOD PRODUCTS — (continued)
Eurofresh, Inc., PIK, 15.000%, 11/18/16[1,4,9,16]	$569	$—	0.0%
Hawk Acquisition Sub, Inc., Private Placement, Sr Sec’d Nt, 4.250%, 10/15/20[2]	325	309,969	0.3
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Sr Unsec’d Nt,
7.250%, 06/01/21[2]	145	145,725	0.1
7.250%, 06/01/21[2]	118	116,820	0.1
8.250%, 02/01/20[2]	78	82,095	0.1
Pilgrim’s Pride Corp., Co Guar, 7.875%, 12/15/18	305	331,687	0.3
Shearer’s Foods LLC/Chip Fin Corp., Private Placement, Sr Sec’d Nt, 9.000%, 11/01/19[2]	125	130,625	0.1
Smithfield Foods, Inc., Sr Unsec’d Nt, 7.750%, 07/01/17	130	147,875	0.1
Sun Merger Sub, Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/18[2]	101	103,525	0.1
5.875%, 08/01/21[2]	61	61,839	0.1
Wells Enterprises, Inc., Private Placement, Sr Sec’d, 6.750%, 02/01/20[2]	158	161,160	0.2

		2,012,502	1.8
HOUSEHOLD PRODUCTS — 1.6%
Armored Autogroup, Inc., Co Guar, 9.250%, 11/01/18	26	23,465	0.0	[12]
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co Guar,
8.250%, 02/15/21	100	100,750	0.1
8.500%, 05/15/18[10]	400	418,000	0.4
9.875%, 08/15/19	425	461,125	0.4
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d, 5.750%, 10/15/20	460	461,725	0.4
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d Nt, 7.875%, 08/15/19	250	275,000	0.3
Spectrum Brands Escrow Corp., Private Placement, Sr Unsec’d Nt, 6.625%, 11/15/22[2]	42	43,575	0.0	[12]

		1,783,640	1.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

PERSONAL PRODUCTS — 0.1%
Revlon Consumer Products Corp., Private Placement, Co Guar, 5.750%, 02/15/21[2]	$119	$114,538	0.1%

TOBACCO — 0.1%
Alliance One International, Inc., Private Placement, Sec’d Nt, 9.875%, 07/15/21[2]	75	70,500	0.1

Total Consumer Staples		6,213,801	5.7

ENERGY — 17.7%
ENERGY EQUIPMENT & SERVICES — 3.4%
Basic Energy Services, Inc., Co Guar,
7.750%, 02/15/19	140	141,400	0.1
7.750%, 10/15/22	66	63,855	0.1
Exterran Partners LP/EXLP Finance Corp., Private Placement, Co Guar, 6.000%, 04/01/21[2]	70	67,900	0.1
Forum Energy Technologies, Inc., Private Placement, Sr Unsec’d Nt, 6.250%, 10/01/21[2]	55	55,344	0.0	[12]
Hiland Partners LP/Hiland Partners Finance Corp., Private Placement, Co Guar, 7.250%, 10/01/20[2]	92	95,910	0.1
Key Energy Services, Inc., Nt, 6.750%, 03/01/21	255	252,450	0.2
Ocean Rig UDW, Inc., Private Placement, Sr Unsec’d Nt, Reg. S., 9.500%, 04/27/16[2]	100	106,000	0.1
Oil States International, Inc., Co Guar, 6.500%, 06/01/19[10]	360	381,600	0.3
Oil States International, Inc., Private Placement, Co Guar, 5.125%, 01/15/23[2]	68	74,460	0.1
Parker Drilling Co., Private Placement, Co Guar, 7.500%, 08/01/20[2]	120	120,000	0.1
Petroleum Geo-Services ASA, Private Placement, Co Guar, (Norway), 7.375%, 12/15/18[2]	400	434,000	0.4
PHI, Inc., 8.625%, 10/15/18	310	326,662	0.3
Pioneer Energy Services Corp., 9.875%, 03/15/18	255	275,400	0.3
Sea Trucks Group, Private Placement, Sr Sec’d Nt, (Nigeria), Reg. S., 9.000%, 03/26/18[2]	400	367,000	0.3

ENERGY EQUIPMENT & SERVICES — (continued)
Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	$300	$314,250	0.3%
Seadrill Ltd., Private Placement, Sr Unsec’d Nt, (Bermuda), 5.625%, 09/15/17[2]	200	202,000	0.2
Trinidad Drilling Ltd., Private Placement, Sr Unsec’d Nt, (Canada), 7.875%, 01/15/19[2]	130	137,150	0.1
Unit Corp., Co Guar, 6.625%, 05/15/21	313	320,825	0.3

		3,736,206	3.4
OIL, GAS & CONSUMABLE FUELS — 14.3%
Access Midstream Partners LP/ACMP Finance Corp., Co Guar, 4.875%, 05/15/23	83	78,020	0.1
Alpha Natural Resources, Inc., Co Guar,
6.000%, 06/01/19	133	111,055	0.1
9.750%, 04/15/18	60	60,900	0.1
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Co Guar, 9.625%, 10/15/18[10]	293	309,115	0.3
Antero Resources Finance Corp., Co Guar, 6.000%, 12/01/20	115	116,150	0.1
Antero Resources Finance Corp., Nt, 9.375%, 12/01/17	102	107,865	0.1
Arch Coal, Inc., Co Guar,
7.000%, 06/15/19	125	96,875	0.1
8.750%, 08/01/16	110	110,000	0.1
Arch Coal, Inc., Private Placement, Co Guar, 9.875%, 06/15/19[2]	60	53,400	0.0	[12]
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Private Placement, Co Guar, 5.875%, 08/01/23[2]	162	152,280	0.1
Bill Barrett Corp., Co Guar, 7.000%, 10/15/22	65	62,887	0.1
Bill Barrett Corp., Sr Nt, Co Guar, 7.625%, 10/01/19[10]	505	515,100	0.5
Bonanza Creek Energy, Inc., Private Placement, Co Guar, 6.750%, 04/15/21[2]	180	181,800	0.2
Calumet Specialty Products Partners LP/Calumet Finance Corp., Co Guar,
9.375%, 05/01/19	33	36,217	0.0	[12]
9.625%, 08/01/20	150	165,750	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Chesapeake Energy Corp., Co Guar,
3.250%, 03/15/16	$57	$57,214	0.1%
5.375%, 06/15/21	140	139,650	0.1
5.750%, 03/15/23	140	140,350	0.1
6.125%, 02/15/21	188	195,050	0.2
Chesapeake Midstream Partners LP/CHKM Finance Corp., Co Guar, 6.125%, 07/15/22	156	160,290	0.1
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Co Guar, 6.625%, 11/15/19	200	203,500	0.2
Cimarex Energy Co., Co Guar, 5.875%, 05/01/22	72	72,720	0.1
Citgo Petroleum Corp., Private Placement, Sr Nt, 11.500%, 07/01/17[2]	300	329,250	0.3
Comstock Resources, Inc., 7.750%, 04/01/19	75	77,625	0.1
Comstock Resources, Inc., Sr Nt, 8.375%, 10/15/17	261	272,458	0.2
Comstock Resources, Inc., Sr Nt, Co Guar, 9.500%, 06/15/20	224	244,160	0.2
Concho Resources, Inc., Co Guar,
5.500%, 04/01/23	90	88,875	0.1
6.500%, 01/15/22	230	246,675	0.2
Consol Energy, Inc., 8.250%, 04/01/20	145	155,512	0.1
Continental Resources, Inc.,
5.000%, 09/15/22	260	261,625	0.2
7.125%, 04/01/21	60	67,050	0.1
Crosstex Energy LP/Crosstex Energy Finance Corp., Co Guar, 7.125%, 06/01/22	191	196,730	0.2
CVR Refining LLC/Coffeyville Finance, Inc., Sec’d Nt, 6.500%, 11/01/22	221	214,646	0.2
Diamondback Energy, Inc., Private Placement, Co Guar, 7.625%, 10/01/21[2]	107	109,140	0.1
El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	85	97,744	0.1
Energy XXI Gulf Coast, Inc., Private Placement, Co Guar, 7.500%, 12/15/21[2]	206	203,940	0.2
EP Energy LLC/EP Energy Finance, Inc., Sr Unsec’d Nt, 9.375%, 05/01/20	553	622,125	0.6

OIL, GAS & CONSUMABLE FUELS — (continued)
EP Energy LLC/Everest Acquisition Finance, Inc., Co Guar, 7.750%, 09/01/22	$142	$154,070	0.1%
EP Energy LLC/Everest Acquisition Finance, Inc., Sr Sec’d Nt, 6.875%, 05/01/19	97	103,547	0.1
EPE Holdings LLC/EP Energy Bond Co., Inc., Private Placement, Sr Unsec’d Nt, PIK, 8.875%, 12/15/17[2]	104	108,852	0.1
Genesis Energy LP/Genesis Energy Finance Corp., Co Guar,
5.750%, 02/15/21	175	171,500	0.1
7.875%, 12/15/18	200	213,500	0.2
Halcon Resources Corp., Private Placement, Co Guar, 9.250%, 02/15/22[2]	140	145,600	0.1
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, 7.625%, 04/15/21[2]	75	80,250	0.1
Holly Energy Partners LP/Holly Energy Finance Corp., Co Guar, 6.500%, 03/01/20	125	128,750	0.1
Kodiak Oil & Gas Corp., Private Placement, Co Guar, (Canada),
5.500%, 01/15/21[2]	90	88,425	0.1
5.500%, 02/01/22[2]	93	90,675	0.1
Laredo Petroleum, Inc., Co Guar, 7.375%, 05/01/22	195	206,700	0.2
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Co Guar, 6.250%, 06/15/22	137	144,193	0.1
Martin Midstream Partners LP/Martin Midstream Finance Corp., Co Guar, 7.250%, 02/15/21	131	132,474	0.1
MEG Energy Corp., Private Placement, Co Guar, (Canada),
6.500%, 03/15/21[2]	85	85,637	0.1
7.000%, 03/31/24[2]	230	231,438	0.2
Midstates Petroleum Co., Inc./Midstates Petroleum Co LLC, Private Placement, Co Guar, 10.750%, 10/01/20[2]	49	51,450	0.0 [12]
Navigator Holdings Ltd., Private Placement, Sr Unsec’d Nt, Reg. S., 9.000%, 12/18/17[2]	200	209,000	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Newfield Exploration Co., Sr Sec’d, 5.625%, 07/01/24	$105	$101,588	0.1%
Oasis Petroleum, Inc., Private Placement, Co Guar, 6.875%, 03/15/22[2]	180	189,900	0.2
PBF Holding Co. LLC/PBF Finance Corp., Sr Sec’d Nt, 8.250%, 02/15/20	132	136,620	0.1
Peabody Energy Corp., Co Guar,
6.000%, 11/15/18	115	114,713	0.1
6.250%, 11/15/21	300	291,000	0.3
Plains Exploration & Production Co., Co Guar,
6.750%, 02/01/22	29	31,038	0.0	[12]
6.875%, 02/15/23	246	263,835	0.3
QEP Resources, Inc., 6.875%, 03/01/21	140	148,750	0.1
QEP Resources, Inc., Sr Unsec’d Nt,
5.250%, 05/01/23	102	95,115	0.1
5.375%, 10/01/22	305	291,275	0.2
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar, 6.500%, 07/15/21	320	336,000	0.3
Rosetta Resources, Inc., Co Guar, 5.625%, 05/01/21	59	56,050	0.0	[12]
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., Co Guar, 9.750%, 02/15/17	260	261,300	0.2
Samson Investment Co., Private Placement, Sr Unsec’d Nt, 10.250%, 02/15/20[2,10]	595	630,700	0.6
SandRidge Energy, Inc., Co Guar, 7.500%, 03/15/21	80	80,800	0.1
SemGroup LP, Private Placement, Sr Unsec’d Nt, 7.500%, 06/15/21[2]	109	111,180	0.1
SM Energy Co., Private Placement, Sr Unsec’d Nt, 5.000%, 01/15/24[2]	160	147,200	0.1
SM Energy Co., Sr Unsec’d Nt,
6.500%, 11/15/21[10]	400	416,000	0.4
6.625%, 02/15/19	130	135,200	0.1
SM Energy Co., Sr Unsec’d Nt, 6.500%, 01/01/23	115	117,300	0.1
Stone Energy Corp., Co Guar, 7.500%, 11/15/22	126	132,300	0.1
Swift Energy Co., 8.875%, 01/15/20	60	61,800	0.0	[12]
Swift Energy Co., Co Guar, 7.875%, 03/01/22	189	185,220	0.2

OIL, GAS & CONSUMABLE FUELS — (continued)
Swift Energy Co., Sr Nt, 7.125%, 06/01/17[10]	510	517,650	0.5
Talos Production LLC/Talos Production Finance, Inc., Private Placement, Sr Unsec’d, 9.750%, 02/15/18[2]	193	193,965	0.2
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar,
6.375%, 08/01/22	52	54,080	0.1
7.875%, 10/15/18	130	140,400	0.1
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr Nt, Co Guar, 6.875%, 02/01/21	200	213,500	0.2
Teekay Corp., Sr Unsec’d Nt, 8.500%, 01/15/20	60	64,200	0.1
Vanguard Natural Resources LLC/VNR Finance Corp., Sr Unsec’d Nt, 7.875%, 04/01/20	220	222,750	0.2
W&T Offshore, Inc., Nt, Co Guar, 8.500%, 06/15/19	460	487,600	0.4
Western Refining, Inc., Private Placement, Co Guar, 6.250%, 04/01/21[2]	71	69,580	0.1
WPX Energy, Inc., Private Placement, Sr Unsec’d, 5.250%, 01/15/17[2]	185	195,175	0.2
WPX Energy, Inc., Sr Unsec’d, 6.000%, 01/15/22	580	587,975	0.5

		15,741,563	14.3

Total Energy		19,477,769	17.7

FINANCIALS — 9.7%
CAPITAL MARKETS — 0.3%
E*TRADE Financial Corp., Sr Unsec’d Nt,
6.000%, 11/15/17	40	42,100	0.0	[12]
6.375%, 11/15/19	90	95,850	0.1
Oppenheimer Holdings, Inc., Sr Sec’d Nt, 8.750%, 04/15/18	135	143,438	0.1
Patriot Merger Corp., Private Placement, Sr Unsec’d Nt, 9.000%, 07/15/21[2]	81	83,430	0.1

		364,818	0.3

COMMERCIAL BANKS — 2.4%
Barclays Bank plc, Private Placement, Sub Nt, (United Kingdom), 10.179%, 06/12/21[2]	240	310,853	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL BANKS — (continued)
CIT Group, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/18[2]	$130	$143,000	0.1%
CIT Group, Inc., Sr Unsec’d Nt,
4.250%, 08/15/17[10]	408	415,650	0.4
5.000%, 08/15/22	327	319,643	0.3
5.250%, 03/15/18	85	89,037	0.1
Regions Bank, Sub Nt, 6.450%, 06/26/37	250	261,515	0.2
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom),
6.100%, 06/10/23	400	403,530	0.4
6.125%, 12/15/22	168	169,246	0.1
Royal Bank of Scotland plc (The), Sub Nt, (United Kingdom), Reg. S., VAR, 9.500%, 03/16/22	275	316,250	0.3
Wells Fargo & Co., Jr Sub Nt, VAR, 7.980%, 03/15/18[14]	175	192,500	0.2

		2,621,224	2.4

CONSUMER FINANCE — 1.8%
Ally Financial, Inc., 8.000%, 11/01/31	342	384,750	0.3
Ally Financial, Inc., Co Guar,
6.250%, 12/01/17[10]	505	540,021	0.5
8.000%, 03/15/20	755	868,250	0.8
Community Choice Financial, Inc., Sr Sec’d Nt, 10.750%, 05/01/19	125	110,000	0.1
General Motors Financial Co., Inc., Private Placement, 2.750%, 05/15/16[2]	48	47,880	0.0	[12]
General Motors Financial Co., Inc., Private Placement, Sr Unsec’d Nt,
3.250%, 05/15/18[2]	22	21,395	0.0	[12]
4.250%, 05/15/23[2]	38	34,722	0.1

		2,007,018	1.8

DIVERSIFIED FINANCIAL SERVICES — 2.5%
ACE Cash Express, Inc., Private Placement, 11.000%, 02/01/19[2]	505	479,750	0.4
Alphabet Holding Co., Inc., Sr Unsec’d Nt, PIK, 8.500%, 11/01/17	27	27,742	0.0	[12]
Ausdrill Finance Pty Ltd., Private Placement, Co Guar, (Australia), 6.875%, 11/01/19[2]	200	185,000	0.2
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., Private Placement, Co Guar, 7.750%, 02/15/18[2]	80	81,400	0.1

DIVERSIFIED FINANCIAL SERVICES — (continued)
Capmark Financial Group, Inc.,
0.000%, 05/10/10[1,4]	2,460	32,593	0.0%[12]
CNG Holdings, Inc., Private Placement, Sr Sec’d, 9.375%, 05/15/20[2]	504	466,200	0.4
Denali Borrower LLC/Denali Finance Corp., Private Placement, Sr Sec’d Nt, 5.625%, 10/15/20[2]	750	728,437	0.7
Igloo Holdings Corp., Private Placement, Sr Unsec’d Nt, PIK, 9.000%, 12/15/17[2]	99	100,423	0.1
MPH Intermediate Holding Co. 2, Private Placement, Sr Unsec’d Nt, PIK, 9.125%, 08/01/18[2]	115	117,803	0.1
Nationstar Mortgage LLC/Nationstar Capital Corp., Co Guar,
6.500%, 07/01/21	28	26,810	0.0	[12]
6.500%, 06/01/22	95	90,013	0.1
7.875%, 10/01/20	111	115,717	0.1
9.625%, 05/01/19	54	60,075	0.1
Nielsen Co. Luxembourg SARL (The), Private Placement, Co Guar, (Luxembourg), 5.500%, 10/01/21[2]	50	50,063	0.0	[12]
ROC Finance LLC/ROC Finance 1 Corp., Private Placement, Sec’d Nt, 12.125%, 09/01/18[2]	95	105,213	0.1
Speedy Cash Intermediate Holdings Corp., Private Placement, Sr Sec’d Nt, 10.750%, 05/15/18[2]	105	110,513	0.1

		2,777,752	2.5

INSURANCE — 1.8%
American International Group, Inc., VAR, 8.175%, 05/15/58	530	620,365	0.6
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Private Placement, Sr Unsec’d Nt, 7.875%, 12/15/20[2]	65	66,300	0.1
Fidelity & Guaranty Life Holdings, Inc., Private Placement, Sr Unsec’d, 6.375%, 04/01/21[2]	79	80,185	0.1
Hartford Financial Services Group, Inc., Sub Nt, VAR, 8.125%, 06/15/38	100	113,375	0.1
Liberty Mutual Group, Inc., Private Placement, VAR, 10.750%, 06/15/58[2]	380	560,500	0.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INSURANCE — (continued)
Liberty Mutual Group, Inc., Private Placement, Sr Nt, Co Guar, 6.500%, 05/01/42[2]	$53	$57,194	0.0%[12]
Onex USI Acquisition Corp., Private Placement, Sr Unsec’d Nt, 7.750%, 01/15/21[2]	343	343,000	0.3
Prudential Financial, Inc., Jr Sub Nt, VAR, 5.625%, 06/15/43	142	133,747	0.1

		1,974,666	1.8
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%
CNL Lifestyle Properties, Inc., Sr Nt, Co Guar, 7.250%, 04/15/19	171	175,275	0.2
DuPont Fabros Technology LP, Private Placement, Sr Unsec’d Nt, 5.875%, 09/15/21[2]	133	133,000	0.1
Felcor Lodging LP, Sr Sec’d, 6.750%, 06/01/19	100	105,500	0.1
RHP Hotel Properties LP/RHP Finance Corp., Private Placement, Co Guar, 5.000%, 04/15/21[2]	59	55,313	0.0	[12]

		469,088	0.4
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	150	160,125	0.1
Kennedy-Wilson, Inc., Sr Nt, Co Guar, 8.750%, 04/01/19	160	172,800	0.2
Mattamy Group Corp., Private Placement, Sr Unsec’d Nt, (Canada), 6.500%, 11/15/20[2]	119	116,917	0.1

		449,842	0.4
THRIFTS & MORTGAGE FINANCE — 0.1%
Provident Funding Associates LP/PFG Finance Corp., Private Placement, Co Guar, 6.750%, 06/15/21[2]	43	43,215	0.1

Total Financials		10,707,623	9.7

HEALTH CARE — 10.3%
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Alere, Inc., Private Placement, Co Guar, 6.500%, 06/15/20[2]	83	82,274	0.1
Biomet, Inc., Co Guar,
6.500%, 08/01/20	200	206,500	0.2
6.500%, 10/01/20	225	228,094	0.2

HEALTH CARE EQUIPMENT & SUPPLIES — (continued)
ConvaTec Finance International S.A., Private Placement, Sr Unsec’d Nt, (Luxembourg), PIK, 9.000%, 01/15/19[2]	245	245,000	0.2
ConvaTec Healthcare E S.A., Private Placement, Co Guar, (Luxembourg), 10.500%, 12/15/18[2]	506	571,780	0.5
Hologic, Inc., Sr Nt, Co Guar, 6.250%, 08/01/20	70	72,887	0.1

		1,406,535	1.3
HEALTH CARE PROVIDERS & SERVICES — 7.1%
Acadia Healthcare Co., Inc., Private Placement, Co Guar, 6.125%, 03/15/21[2]	108	109,080	0.1
Amsurg Corp., Co Guar, 5.625%, 11/30/20	65	65,000	0.1
CHS/Community Health Systems, Inc., 7.125%, 07/15/20	203	205,030	0.2
CHS/Community Health Systems, Inc., Co Guar, 8.000%, 11/15/19	210	220,237	0.2
CHS/Community Health Systems, Inc., Sr Sec’d Nt, 5.125%, 08/15/18	45	45,787	0.1
DaVita HealthCare Partners, Inc., Co Guar, 6.625%, 11/01/20	140	148,750	0.1
Envision Healthcare Corp., Co Guar, 8.125%, 06/01/19	140	151,200	0.1
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar,
5.625%, 07/31/19[2]	67	69,847	0.0	[12]
5.750%, 02/15/21[2]	90	92,475	0.1
5.875%, 01/31/22[2]	196	200,900	0.2
HCA Holdings, Inc., Sr Unsec’d Nt, 6.250%, 02/15/21	350	355,687	0.3
HCA, Inc., Co Guar,
7.500%, 02/15/22[10]	691	758,372	0.7
5.875%, 05/01/23	150	147,375	0.1
HCA, Inc., Sr Sec’d Nt, 5.875%, 03/15/22[10]	500	513,750	0.5
HCA, Inc., Sr Sec’d Nt, 4.750%, 05/01/23	215	202,369	0.2
HCA, Inc., Sr Unsec’d Nt, 8.000%, 10/01/18	180	207,000	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES — (continued)
Health Management Associates, Inc., Co Guar, 7.375%, 01/15/20	$39	$42,729	0.0%[12]
IASIS Healthcare LLC/IASIS Capital Corp., Co Guar, 8.375%, 05/15/19	112	116,200	0.1
inVentiv Health, Inc., Private Placement, Co Guar, 11.000%, 08/15/18[2]	38	30,495	0.0	[12]
inVentiv Health, Inc., Private Placement, Sr Nt, 11.000%, 08/15/18[2]	584	468,660	0.4
inVentiv Health, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	140	140,700	0.1
Multiplan, Inc., Private Placement, Nt, 9.875%, 09/01/18[2,10]	700	773,500	0.7
National Mentor Holdings, Inc., Private Placement, Nt, Co Guar, 12.500%, 02/15/18[2]	725	775,750	0.7
Tenet Healthcare Corp., 4.750%, 06/01/20	75	72,188	0.1
Tenet Healthcare Corp., Private Placement, Sr Sec’d Nt, 6.000%, 10/01/20[2]	173	176,893	0.2
Tenet Healthcare Corp., Private Placement, Sr Unsec’d Nt, 8.125%, 04/01/22[2]	267	278,681	0.3
Tenet Healthcare Corp., Sr Sec’d Nt, 4.500%, 04/01/21	75	70,313	0.1
Tenet Healthcare Corp., Sr Sec’d, 6.250%, 11/01/18	105	112,088	0.1
Tenet Healthcare Corp., Sr Unsec’d Nt, 8.000%, 08/01/20	138	146,280	0.1
United Surgical Partners International, Inc., Co Guar, 9.000%, 04/01/20	175	192,063	0.2
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc, Co Guar,
7.750%, 02/01/19	657	704,633	0.6
8.000%, 02/01/18	157	165,635	0.2

		7,759,667	7.1
HEALTH CARE TECHNOLOGY — 0.1%
IMS Health, Inc., Private Placement, Sr Unsec’d Nt, 6.000%, 11/01/20[2]	180	183,825	0.1

PHARMACEUTICALS — 1.8%
Catalent Pharma Solutions, Inc., Co Guar, 7.875%, 10/15/18	147	148,102	0.1

PHARMACEUTICALS — (continued)
Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12[9,16]	$2,805	$84,147	0.1%
Endo Health Solutions, Inc., Co Guar, 7.000%, 12/15/20	75	76,875	0.1
Endo Pharmaceuticals Holdings, Inc., Co Guar,
7.000%, 07/15/19	75	77,250	0.0	[12]
7.250%, 01/15/22	83	85,490	0.1
Grifols, Inc., Sr Nt, Co Guar, 8.250%, 02/01/18	100	107,375	0.1
Par Pharmaceutical Cos., Inc., Private Placement, Co Guar, 7.375%, 10/15/20[2]	60	62,025	0.1
Valeant Pharmaceuticals International, Private Placement, Sr Nt, 6.375%, 10/15/20[2]	575	598,000	0.5
Valeant Pharmaceuticals International, Private Placement, Sr Unsec’d Nt,
6.750%, 08/15/18[2]	354	378,780	0.3
7.500%, 07/15/21[2]	358	385,745	0.4

		2,003,789	1.8

Total Health Care		11,353,816	10.3

INDUSTRIALS — 14.8%
AEROSPACE & DEFENSE — 0.5%
BE Aerospace, Inc., Sr Unsec’d Nt, 5.250%, 04/01/22	200	198,500	0.2
Bombardier, Inc., Private Placement, Sr Nt, (Canada), 6.125%, 01/15/23[2]	170	170,000	0.2
GenCorp, Inc., Private Placement, Sec’d Nt, 7.125%, 03/15/21[2]	65	68,087	0.0	[12]
Triumph Group, Inc., 8.625%, 07/15/18	80	86,800	0.1

		523,387	0.5
AIRLINES — 2.1%
Continental Airlines 2005-ERJ1 Pass Through Trust, 9.798%, 04/01/21[10]	980	1,072,891	1.0
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 04/11/20	750	772,500	0.7
U.S. Airways 2013-1 Class A Pass Through Trust, 3.950%, 11/15/25	60	55,500	0.1
UAL 2007-1 Pass Through Trust,
7.336%, 07/02/19	73	75,568	0.0	[12]
VAR, 2.663%, 07/02/14	83	82,734	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

AIRLINES — (continued)
UAL 2009-2B Pass Through Trust, Private Placement, Series 09-2, 12.000%, 01/15/16[2]	$104	$117,429	0.1%
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21	155	147,250	0.1

		2,323,872	2.1
BUILDING PRODUCTS — 0.8%
Griffon Corp., Co Guar, 7.125%, 04/01/18	150	159,000	0.1
Masco Corp., Sr Unsec’d,
5.950%, 03/15/22	43	45,043	0.1
7.125%, 03/15/20	10	11,275	0.0	[12]
Masonite International Corp., Private Placement, Co Guar, (Canada), 8.250%, 04/15/21[2]	290	318,275	0.3
Nortek, Inc., Co Guar, 8.500%, 04/15/21	134	145,725	0.1
Roofing Supply Group LLC/Roofing Supply Finance, Inc., Private Placement, Co Guar, 10.000%, 06/01/20[2]	145	161,675	0.2

		840,993	0.8
COMMERCIAL SERVICES & SUPPLIES — 4.0%
ACCO Brands Corp., Co Guar, 6.750%, 04/30/20	60	60,075	0.1
ADT Corp. (The), Private Placement, Sr Unsec’d Nt, 6.250%, 10/15/21[2]	255	258,825	0.2
ADT Corp. (The), Sr Unsec’d Nt,
3.500%, 07/15/22	54	45,652	0.1
4.125%, 06/15/23	276	246,264	0.2
Casella Waste Systems, Inc., Sr Sub Nt, Co Guar, 7.750%, 02/15/19	325	323,375	0.3
Clean Harbors, Inc., Co Guar, 5.125%, 06/01/21	150	144,937	0.1
Deluxe Corp., Sr Nt, Co Guar, 7.000%, 03/15/19	256	271,360	0.2
Garda World Security Corp., Private Placement, (Canada), 9.750%, 03/15/17[2]	375	397,500	0.4
Garda World Security Corp., Private Placement, Sr Unsec’d Nt, (Canada), 9.750%, 03/15/17[2]	142	151,762	0.1
Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15[10]	447	443,648	0.4
9.500%, 05/15/15	33	33,000	0.0	[12]

COMMERCIAL SERVICES & SUPPLIES — (continued)
Harland Clarke Holdings Corp., Private Placement, Sr Sec’d, 9.750%, 08/01/18[2]	145	152,975	0.1
ILFC E-Capital Trust I, Private Placement, VAR, 5.350%, 12/21/65[2]	450	384,750	0.4
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	520	473,200	0.4
Iron Mountain, Inc., Co Guar, 7.750%, 10/01/19	100	109,875	0.1
Iron Mountain, Inc., Sr Sub Nt, 5.750%, 08/15/24	50	45,000	0.0	[12]
Jaguar Holding Co. I, Private Placement, Sr Unsec’d Nt, PIK, 10.125%, 10/15/17[2]	50	52,875	0.1
Liberty Tire Recycling LLC, Private Placement, Nt, 11.000%, 10/01/16[2]	165	167,888	0.2
Mobile Mini, Inc., Sr Nt, Co Guar, 7.875%, 12/01/20	200	217,500	0.2
Mustang Merger Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/21[2]	73	72,270	0.1
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 11/15/13[1,4,9]	1,415	14,150	0.0	[12]
6.500%, 08/01/27[1,4,9]	810	8,100	0.0	[12]
9.750%, 01/15/15[1,4,9]	585	5,850	0.0	[12]
R.R. Donnelley & Sons Co., Sr Unsec’d,
7.000%, 02/15/22	75	75,375	0.1
7.250%, 05/15/18	51	56,355	0.0	[12]
Safeway Group Holding LLC/Safeway Finance Corp., Private Placement, Sec’d Nt, 7.000%, 05/15/18[2]	89	90,335	0.1
SquareTwo Financial Corp., Sr Sec’d Nt, 11.625%, 04/01/17	97	101,850	0.1

		4,404,746	4.0
CONSTRUCTION & ENGINEERING — 0.7%
Dycom Investments, Inc., Co Guar, 7.125%, 01/15/21	120	125,700	0.1
MasTec, Inc., Co Guar, 4.875%, 03/15/23	77	72,188	0.1
New Enterprise Stone & Lime Co., Sr Nt, Co Guar, 11.000%, 09/01/18	265	157,675	0.1
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18[10]	400	420,000	0.4

		775,563	0.7

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ELECTRICAL EQUIPMENT — 0.3%
Artesyn Escrow, Inc., Private Placement, Sr Sec’d Nt, 9.750%, 10/15/20[2]	$55	$55,000	0.1%
International Wire Group Holdings, Inc., Private Placement, 8.500%, 10/15/17[2]	220	231,000	0.2
Sensata Technologies B.V., Private Placement, Co Guar, (Netherlands), 4.875%, 10/15/23[2]	117	108,810	0.0	[12]

		394,810	0.3
INDUSTRIAL CONGLOMERATES — 0.1%
J.M. Huber Corp., Private Placement, Sr Unsec’d Nt, 9.875%, 11/01/19[2]	75	85,125	0.1

MACHINERY — 1.5%
Bluewater Holding BV, Private Placement, Nt, (Netherlands), Reg. S., VAR, 3.268%, 07/17/14[2]	300	297,750	0.2
Cleaver-Brooks, Inc., Private Placement, Sr Sec’d Nt, 8.750%, 12/15/19[2]	44	47,520	0.0	[12]
CNH Capital LLC, Private Placement, Co Guar, 3.625%, 04/15/18[2]	107	106,465	0.1
Columbus McKinnon Corp., Co Guar, 7.875%, 02/01/19	180	192,600	0.2
Milacron LLC/Mcron Finance Corp., Private Placement, Sr Unsec’d, 7.750%, 02/15/21[2]	304	313,880	0.3
Renaissance Acquisition Corp., Private Placement, Sr Unsec’d Nt, 6.875%, 08/15/21[2]	92	90,850	0.1
Titan International, Inc., Private Placement, Sr Sec’d, 7.875%, 10/01/17[2]	75	79,838	0.1
Victor Technologies Group, Inc., Sr Sec’d Nt, 9.000%, 12/15/17[10]	525	565,687	0.5

		1,694,590	1.5
MARINE — 0.9%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Private Placement, Co Guar, 9.250%, 04/15/19[2]	343	368,725	0.3
Shelf Drilling Holdings Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 8.625%, 11/01/18[2]	125	132,812	0.1

MARINE — (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Private Placement, Sr Unsec’d Nt, 7.500%, 07/01/21[2]	$65	$67,113	0.1%
Ultrapetrol Bahamas Ltd., Private Placement, Mtg, (Bahamas), 8.875%, 06/15/21[2]	27	28,316	0.0	[12]
Ultrapetrol Bahamas Ltd., Private Placement, Sr Sec’d Nt, (Bahamas), 8.875%, 06/15/21[2]	350	369,250	0.4

		966,216	0.9
ROAD & RAIL — 1.2%
Ashtead Capital, Inc., Private Placement, Co Guar, 6.500%, 07/15/22[2,10]	200	211,500	0.2
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
8.250%, 01/15/19	210	227,850	0.2
9.750%, 03/15/20	335	386,087	0.4
Hertz Corp. (The), Co Guar, 5.875%, 10/15/20	29	29,870	0.0	[12]
Hertz Corp. (The), Private Placement, Co Guar, 4.250%, 04/01/18[2]	97	95,303	0.1
Hertz Corp. (The), Sr Nt, Co Guar, 7.500%, 10/15/18	187	201,492	0.2
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Private Placement, Sr Nt, PIK, 10.750%, 02/15/18[2]	60	59,400	0.0	[12]
Watco Cos. LLC/Watco Finance Corp., Private Placement, Co Guar, 6.375%, 04/01/23[2]	94	93,060	0.1

		1,304,562	1.2
TRADING COMPANIES & DISTRIBUTORS — 2.7%
Aircastle Ltd., Sr Unsec’d, (Bermuda),
6.250%, 12/01/19	30	31,725	0.0	[12]
7.625%, 04/15/20[10]	200	221,000	0.2
H&E Equipment Services, Inc., Co Guar, 7.000%, 09/01/22	84	89,460	0.1
HD Supply, Inc., Private Placement, Sr Unsec’d, 7.500%, 07/15/20[2]	235	243,519	0.2
HD Supply, Inc., Sr Sec’d, 8.125%, 04/15/19	246	273,060	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

TRADING COMPANIES & DISTRIBUTORS — (continued)
International Lease Finance Corp., 8.875%, 09/01/17	$125	$144,688	0.1%
International Lease Finance Corp., Sr Unsec’d, 4.625%, 04/15/21	21	19,441	0.0	[12]
International Lease Finance Corp., Sr Unsec’d Nt, 5.875%, 08/15/22	300	295,500	0.3
8.250%, 12/15/20[10]	888	1,012,320	0.9
8.625%, 01/15/22	100	115,250	0.1
United Rentals North America, Inc., Co Guar, 6.125%, 06/15/23	150	150,750	0.1
7.625%, 04/15/22	150	163,125	0.2
United Rentals North America, Inc., Sr Nt, Co Guar, 8.250%, 02/01/21	160	177,600	0.2

		2,937,438	2.7

Total Industrials		16,251,302	14.8

INFORMATION TECHNOLOGY — 5.5%
COMMUNICATIONS EQUIPMENT — 1.1%
Alcatel-Lucent USA, Inc., Sr Unsec’d, 6.450%, 03/15/29	163	137,735	0.1
Avaya, Inc., Private Placement, 7.000%, 04/01/19[2,10]	360	336,600	0.3
Avaya, Inc., Private Placement, Sr Nt, Co Guar, 10.500%, 03/01/21[2]	110	89,100	0.1
CyrusOne LP/CyrusOne Finance Corp., Private Placement, Co Guar, 6.375%, 11/15/22[2]	58	57,565	0.0	[12]
Goodman Networks, Inc., Private Placement, Sr Sec’d Nt,
12.125%, 07/01/18[2]	98	103,390	0.1
13.125%, 07/01/18[2]	320	337,600	0.3
Nokia OYJ, Sr Unsec’d, (Finland),
5.375%, 05/15/19	101	102,515	0.1
6.625%, 05/15/39	100	96,000	0.1

		1,260,505	1.1
COMPUTERS & PERIPHERALS — 0.2%
Seagate HDD Cayman, Sr Nt, (Cayman Islands), 6.875%, 05/01/20	170	186,150	0.2

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Anixter, Inc., Sr Nt, Co Guar, 5.625%, 05/01/19	50	51,500	0.1
Brightstar Corp., Private Placement, 9.500%, 12/01/16[2]	215	224,675	0.2

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — (continued)
CDW LLC/CDW Finance Corp., Co Guar, 8.500%, 04/01/19	$229	$253,045	0.2%
Intcomex, Inc., 13.250%, 12/15/14	112	108,640	0.1
Viasystems, Inc., Private Placement, Sr Sec’d, 7.875%, 05/01/19[2]	42	44,625	0.0	[12]

		682,485	0.6
INTERNET SOFTWARE & SERVICES — 0.2%
Bankrate, Inc., Private Placement, Co Guar, 6.125%, 08/15/18[2]	60	59,850	0.1
Equinix, Inc., Sr Unsec’d Nt, 4.875%, 04/01/20	128	124,160	0.1

		184,010	0.2
IT SERVICES — 2.4%
Ceridian Corp., Private Placement, Sr Sec’d, 8.875%, 07/15/19[2]	85	97,325	0.1
Ceridian Corp., Private Placement, Sr Unsec’d, 11.000%, 03/15/21[2]	157	181,728	0.2
First Data Corp., Co Guar, 12.625%, 01/15/21	274	301,400	0.3
First Data Corp., Private Placement, Co Guar, 11.250%, 01/15/21[2]	162	169,290	0.1
11.750%, 08/15/21[2]	80	77,200	0.1
First Data Corp., Private Placement, Sec’d, PIK, 10.000%, 01/15/22[2]	220	229,651	0.2
First Data Corp., Private Placement, Sr Nt, 8.250%, 01/15/21[2,10]	530	547,225	0.5
First Data Corp., Private Placement, Sr Sec’d Nt, 6.750%, 11/01/20[2,10]	400	414,000	0.4
First Data Corp., Private Placement, Sr Unsec’d, 10.625%, 06/15/21[2]	115	116,725	0.1
Lender Processing Services, Inc., Sr Nt, Co Guar, 5.750%, 04/15/23	125	128,281	0.1
SunGard Data Systems, Inc., Nt, Co Guar, 7.625%, 11/15/20	164	175,480	0.1
SunGard Data Systems, Inc., Private Placement, Co Guar, 6.625%, 11/01/19[2]	100	102,000	0.1
WEX, Inc., Private Placement, Co Guar, 4.750%, 02/01/23[2]	77	70,070	0.1

		2,610,375	2.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Advanced Micro Devices, Inc., Sr Unsec’d Nt, 8.125%, 12/15/17	$50	$52,250	0.0%[12]
Amkor Technology, Inc., Sr Unsec’d, 6.375%, 10/01/22	125	119,375	0.1
Freescale Semiconductor, Inc., Private Placement, Sr Sec’d Nt, 5.000%, 05/15/21[2]	115	109,538	0.1
Freescale Semiconductor, Inc., Sr Nt, Co Guar, 8.050%, 02/01/20	90	94,725	0.1

		375,888	0.3
SOFTWARE — 0.7%
ACI Worldwide, Inc., Private Placement, Co Guar, 6.375%, 08/15/20[2]	70	71,225	0.1
Activision Blizzard, Inc., Private Placement, Co Guar, 5.625%, 09/15/21[2]	95	95,118	0.1
6.125%, 09/15/23[2]	35	35,175	0.0	[12]
Audatex North America, Inc., Co Guar, 6.750%, 06/15/18	125	132,500	0.1
Healthcare Technology Intermediate, Inc., Private Placement, Sr Unsec’d Nt, PIK, 8.125%, 09/01/18[2]	75	76,594	0.1
Infor U.S., Inc., Co Guar, 9.375%, 04/01/19	170	189,975	0.2
Nuance Communications, Inc., Private Placement, Co Guar, 5.375%, 08/15/20[2]	118	111,510	0.1

		712,097	0.7

Total Information Technology		6,011,510	5.5

MATERIALS — 13.8%
CHEMICALS — 3.4%
Ashland, Inc., Private Placement, Co Guar, 4.750%, 08/15/22[2]	118	110,625	0.1
Ashland, Inc., Private Placement, Sr Unsec’d Nt, 3.000%, 03/15/16[2]	144	145,800	0.1
3.875%, 04/15/18[2]	177	174,787	0.2
Basell Finance Co., B.V., Private Placement, Co Guar, (Netherlands), 8.100%, 03/15/27[2]	215	271,481	0.2
Chemtura Corp., Co Guar, 5.750%, 07/15/21	124	123,690	0.1
INEOS Group Holdings S.A., Private Placement, Co Guar, (Luxembourg), 6.125%, 08/15/18[2]	200	195,500	0.2

CHEMICALS — (continued)
LSB Industries, Inc., Private Placement, Sr Sec’d Nt, 7.750%, 08/01/19[2]	$264	$273,900	0.3%
LyondellBasell Industries N.V., Sr Unsec’d Nt, (Netherlands), 6.000%, 11/15/21[10]	335	382,346	0.4
NOVA Chemicals Corp., Private Placement, Sr Unsec’d Nt, (Canada), 5.250%, 08/01/23[2]	50	50,125	0.0	[12]
Nufarm Australia Ltd., Private Placement, Co Guar, (Australia), 6.375%, 10/15/19[2]	91	90,545	0.1
Omnova Solutions, Inc., Sr Nt, Co Guar, 7.875%, 11/01/18	330	347,325	0.3
PetroLogistics LP/PetroLogistics Finance Corp., Private Placement, Sr Nt, Co Guar, 6.250%, 04/01/20[2]	110	107,800	0.1
PolyOne Corp., 7.375%, 09/15/20	247	271,700	0.3
PolyOne Corp., Private Placement, Sr Unsec’d, 5.250%, 03/15/23[2]	242	228,690	0.2
Rain CII Carbon LLC and CII Carbon Corp., Private Placement, Sec’d Nt, 8.000%, 12/01/18[2]	140	141,050	0.1
Rain CII Carbon LLC and CII Carbon Corp., Private Placement, Sr Sec’d, 8.250%, 01/15/21[2]	200	201,000	0.2
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Private Placement, Sr Sec’d, (Luxembourg), 8.750%, 02/01/19[2]	369	366,232	0.3
Tronox Finance LLC, Co Guar, 6.375%, 08/15/20	210	207,900	0.2

		3,690,496	3.4
CONSTRUCTION MATERIALS — 2.9%
Cemex Espana Luxembourg, Private Placement, Sr Sec’d Nt, (Spain),
9.250%, 05/12/20[2]	225	241,875	0.2
9.875%, 04/30/19[2]	750	840,000	0.8
Cemex Finance LLC, Private Placement, Sr Sec’d Nt, 8.910%, 09/15/17[2,9]	337	337,342	0.3
Cemex S.A.B. de C.V., Private Placement, (Mexico), 9.000%, 01/11/18[2]	500	536,250	0.5
Cemex S.A.B. de C.V., Private Placement, Sr Sec’d Nt, (Mexico),
6.500%, 12/10/19[2]	200	197,000	0.2
7.250%, 01/15/21[2]	200	199,500	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSTRUCTION MATERIALS — (continued)
Lafarge S.A., Sr Unsec’d Nt, (France), 7.125%, 07/15/36	$150	$152,625	0.1%
U.S. Concrete, Inc., Sr Sec’d, 9.500%, 10/01/15	58	58,250	0.0	[12]
Vulcan Materials Co., Sr Unsec’d Nt, 7.500%, 06/15/21[10]	548	611,020	0.6

		3,173,862	2.9
CONTAINERS & PACKAGING — 1.9%
Ardagh Packaging Finance plc, Private Placement, Sr Sec’d Nt, (Ireland), 7.375%, 10/15/17[2,10]	200	214,000	0.2
Ardagh Packaging Finance plc, Private Placement, Sr Sub Nt, (Ireland), 9.125%, 10/15/20[2,10]	200	212,000	0.2
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., Private Placement, Sr Nt, Co Guar, (Ireland), 9.125%, 10/15/20[2,10]	200	211,000	0.2
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., Private Placement, Sr Unsec’d, (Ireland), 7.000%, 11/15/20[2]	200	192,000	0.2
Ball Corp., Co Guar, 4.000%, 11/15/23	85	76,287	0.1
Berry Plastics Corp., 9.500%, 05/15/18	370	400,525	0.3
Berry Plastics Corp., Sr Sec’d Nt, 9.750%, 01/15/21	300	346,500	0.3
Constar International, Inc., 11.000%, 12/31/17[9]	367	55,047	0.0	[12]
Sealed Air Corp., Private Placement, Sr Unsec’d Nt, 6.500%, 12/01/20[2]	120	125,700	0.1
Sealed Air Corp., Private Placement, Sr Unsec’d Nt,
8.125%, 09/15/19[2]	70	78,050	0.1
8.375%, 09/15/21[2]	205	232,163	0.2
Smurfit-Stone Container Enterprises, Inc.,
8.000%, 03/15/17[1,4]	1,229	1,844	0.0	[12]
8.375%, 07/01/12[1,4]	448	672	0.0	[12]

		2,145,788	1.9
METALS & MINING — 5.3%
AK Steel Corp., Sr Sec’d Nt, 8.750%, 12/01/18	155	168,950	0.2
Aleris International, Inc., Co Guar,
7.625%, 02/15/18	20	20,900	0.0	[12]
7.875%, 11/01/20	54	55,755	0.1

METALS & MINING — (continued)
APERAM, Private Placement, Sr Unsec’d, (Luxembourg), 7.375%, 04/01/16[2]	$150	$150,000	0.1%
APERAM, Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.750%, 04/01/18[2]	300	295,500	0.3
ArcelorMittal, Sr Unsec’d, (Luxembourg), 6.750%, 02/25/22	510	536,775	0.5
ArcelorMittal, Sr Unsec’d Nt, (Luxembourg),
7.500%, 10/15/39	530	502,175	0.5
10.350%, 06/01/19	565	694,950	0.6
Bluescope Steel Ltd./Bluescope Steel Finance, Private Placement, Co Guar, (Australia), 7.125%, 05/01/18[2]	41	42,127	0.0	[12]
Coeur Mining, Inc., Private Placement, Co Guar, 7.875%, 02/01/21[2]	150	151,500	0.1
Commercial Metals Co., Sr Unsec’d Nt,
6.500%, 07/15/17	150	162,000	0.1
7.350%, 08/15/18	75	81,375	0.1
Commercial Metals Co., Sr Unsec’d Nt, 4.875%, 05/15/23	20	18,000	0.0	[12]
FMG Resources August 2006 Pty Ltd., Private Placement, (Australia), 7.000%, 11/01/15[2]	50	51,500	0.1
FMG Resources August 2006 Pty Ltd., Private Placement, Co Guar, (Australia), 6.875%, 02/01/18[2,10]	545	569,525	0.5
FMG Resources August 2006 Pty Ltd., Private Placement, Sr Unsec’d Nt, (Australia),
6.000%, 04/01/17[2]	54	55,350	0.0	[12]
6.875%, 04/01/22[2]	205	205,000	0.2
FQM Akubra, Inc., Private Placement, Co Guar, (Canada),
7.500%, 06/01/21[2]	90	92,250	0.1
8.750%, 06/01/20[2]	40	42,800	0.0	[12]
Hecla Mining Co., Private Placement, Co Guar, 6.875%, 05/01/21[2]	172	162,540	0.2
JMC Steel Group, Inc., Private Placement, 8.250%, 03/15/18[2]	150	146,625	0.1
Kaiser Aluminum Corp., Co Guar, 8.250%, 06/01/20	261	291,668	0.3
KGHM International Ltd., Private Placement, Co Guar, (Canada), 7.750%, 06/15/19[2]	20	20,650	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING — (continued)
New Gold, Inc., Private Placement, Co Guar, (Canada), 7.000%, 04/15/20[2]	$56	$57,680	0.1%
New Gold, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.250%, 11/15/22[2]	78	75,855	0.1
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20[10]	429	470,828	0.4
Prince Mineral Holding Corp., Private Placement, Sr Sec’d Nt, 11.500%, 12/15/19[2]	50	53,250	0.1
Ryerson, Inc./Joseph T Ryerson & Son, Inc., Sr Sec’d Nt, 9.000%, 10/15/17	110	113,850	0.1
Steel Dynamics, Inc., Co Guar,
6.125%, 08/15/19	108	112,590	0.1
6.375%, 08/15/22	108	111,780	0.1
Steel Dynamics, Inc., Private Placement, Co Guar, 5.250%, 04/15/23[2]	112	105,560	0.1
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	155	152,675	0.1

		5,771,983	5.3
PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co., Co Guar, 6.375%, 11/01/20	42	43,470	0.0	[12]
Boise Cascade Co., Private Placement, Co Guar, 6.375%, 11/01/20[2]	64	66,240	0.1
Louisiana-Pacific Corp., Co Guar, 7.500%, 06/01/20	83	89,951	0.1
Resolute Forest Products, Inc., Private Placement, Co Guar, 5.875%, 05/15/23[2]	28	24,570	0.0	[12]
Unifrax I LLC/Unifrax Holding Co., Private Placement, Co Guar, 7.500%, 02/15/19[2]	160	160,000	0.1

		384,231	0.3

Total Materials		15,166,360	13.8

TELECOMMUNICATION SERVICES — 14.5%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.1%
Broadview Networks Holdings, Inc., Sec’d Nt, 10.500%, 11/15/17	75	74,156	0.1
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar,
5.125%, 02/15/23	18	16,515	0.0	[12]

DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
5.750%, 01/15/24	$340	$321,300	0.3%
6.500%, 04/30/21	232	235,480	0.2
8.125%, 04/30/20	650	706,875	0.7
CCO Holdings LLC/CCO Holdings Capital Corp., Private Placement, Co Guar, 5.250%, 03/15/21[2]	208	199,680	0.2
Cincinnati Bell, Inc., 8.750%, 03/15/18	135	142,594	0.1
Cincinnati Bell, Inc., Co Guar, 8.375%, 10/15/20	70	74,025	0.1
Clearwire Communications LLC/Clearwire Finance, Inc., Private Placement, 12.000%, 12/01/15[2]	332	347,355	0.3
Embarq Corp., Sr Unsec’d, 7.995%, 06/01/36	535	544,668	0.5
Frontier Communications Corp., Sr Nt,
8.500%, 04/15/20	40	44,200	0.0	[12]
8.750%, 04/15/22	110	120,175	0.1
Frontier Communications Corp., Sr Unsec’d,
7.125%, 01/15/23	167	166,582	0.2
9.250%, 07/01/21	225	257,625	0.2
Intelsat Jackson Holdings S.A., Nt, Co Guar, (Luxembourg), 7.250%, 04/01/19	100	107,000	0.1
Intelsat Jackson Holdings S.A., Private Placement, Co Guar, (Luxembourg),
5.500%, 08/01/23[2]	160	149,600	0.1
6.625%, 12/15/22[2]	185	183,613	0.2
Intelsat Jackson Holdings S.A., Sr Nt, Co Guar, (Luxembourg), 7.250%, 10/15/20	375	400,312	0.4
Intelsat Luxembourg S.A., Private Placement, Sr Nt, Co Guar, (Luxembourg), 8.125%, 06/01/23[2]	403	425,165	0.4
Intelsat Luxembourg S.A., Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.750%, 06/01/21[2]	485	501,975	0.5
Level 3 Communications, Inc., Sr Unsec’d Nt,
8.875%, 06/01/19	485	518,950	0.5
11.875%, 02/01/19	350	402,500	0.3
Level 3 Financing, Inc., Co Guar,
7.000%, 06/01/20	307	310,070	0.3
8.625%, 07/15/20	234	255,645	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
Level 3 Financing, Inc., Sr Nt, Co Guar, 8.125%, 07/01/19[10]	$367	$392,690	0.4%
Qwest Capital Funding, Inc., Co Guar, 7.750%, 02/15/31	200	189,000	0.2
Qwest Communications International, Inc., Co Guar, 7.125%, 04/01/18	60	62,250	0.1
Qwest Corp., Sr Unsec’d Nt, 7.250%, 09/15/25	50	55,923	0.0	[12]
Sprint Capital Corp., Co Guar, 8.750%, 03/15/32	244	247,965	0.2
tw telecom holdings, Inc., Private Placement, Sr Unsec’d Nt,
5.375%, 10/01/22[2]	65	62,075	0.0	[12]
6.375%, 09/01/23[2]	65	64,675	0.1
UPCB Finance III Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 6.625%, 07/01/20[2]	150	159,000	0.1
UPCB Finance V Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 7.250%, 11/15/21[2]	300	327,000	0.3
UPCB Finance VI Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 6.875%, 01/15/22[2]	150	159,000	0.1
Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	151	163,835	0.1
Virgin Media Secured Finance plc, Private Placement, Sr Sec’d, (United Kingdom), 5.375%, 04/15/21[2]	200	195,000	0.2
Wind Acquisition Finance S.A., Private Placement, Sec’d Nt, (Luxembourg), 11.750%, 07/15/17[2]	160	170,000	0.2
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 6.500%, 04/30/20[2]	200	205,000	0.2
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d, (Luxembourg), 7.250%, 02/15/18[2]	200	207,000	0.2
Windstream Corp., 8.125%, 09/01/18	250	268,750	0.2
Windstream Corp., Co Guar, 7.500%, 06/01/22	70	69,825	0.1
Windstream Corp., Private Placement, Co Guar, 7.750%, 10/01/21[2]	90	92,925	0.1

DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
Zayo Group LLC/Zayo Capital, Inc., Co Guar, 10.125%, 07/01/20	$210	$240,975	0.2%
Zayo Group LLC/Zayo Capital, Inc., Sr Sec’d Nt, 8.125%, 01/01/20	100	109,375	0.1

		9,948,323	9.1
WIRELESS TELECOMMUNICATION SERVICES — 5.4%
Cricket Communications, Inc., 7.750%, 10/15/20	331	374,857	0.3
Crown Castle International Corp., Sr Unsec’d, 5.250%, 01/15/23	211	194,120	0.2
eAccess Ltd., Private Placement, Co Guar, (Japan), 8.250%, 04/01/18[2]	250	273,750	0.3
MetroPCS Wireless, Inc., Private Placement, Co Guar, 6.250%, 04/01/21[2]	224	225,120	0.2
MetroPCS Wireless, Inc., Sr Nt, Co Guar, 6.625%, 11/15/20	327	338,854	0.3
NII Capital Corp., Co Guar, 7.625%, 04/01/21	429	304,590	0.3
NII Capital Corp., Sr Nt, 8.875%, 12/15/19	315	244,125	0.2
NII International Telecom S.C.A., Private Placement, Co Guar, (Luxembourg), 11.375%, 08/15/19[2]	174	180,090	0.2
Softbank Corp., Private Placement, Sr Unsec’d Nt, (Japan), 4.500%, 04/15/20[2]	400	384,400	0.4
Sprint Communications, Inc., Private Placement, Co Guar,
7.000%, 03/01/20[2]	93	99,975	0.1
9.000%, 11/15/18[2,10]	575	674,188	0.6
Sprint Communications, Inc., Sr Unsec’d Nt,
6.000%, 11/15/22	950	874,000	0.8
7.000%, 08/15/20	500	508,750	0.4
11.500%, 11/15/21	72	92,520	0.1
Sprint Corp., Private Placement, Co Guar,
7.250%, 09/15/21[2]	82	82,820	0.1
7.875%, 09/15/23[2]	160	163,200	0.1
Syniverse Holdings, Inc., Co Guar, 9.125%, 01/15/19	300	323,250	0.3
T-Mobile USA, Inc., Private Placement, Sr Unsec’d Nt, 5.250%, 09/01/18[2]	160	162,800	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

WIRELESS TELECOMMUNICATION SERVICES — (continued)
VimpelCom Holdings B.V., Private Placement, Co Guar, (Netherlands), 6.255%, 03/01/17[2]	$200	$210,500	0.2%
VimpelCom Holdings B.V., Private Placement, Nt, Co Guar, (Netherlands), 7.504%, 03/01/22[2]	200	210,750	0.2

		5,922,659	5.4

Total Telecommunication Services		15,870,982	14.5

UTILITIES — 3.0%
ELECTRIC UTILITIES — 0.9%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	787	829,301	0.7
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Private Placement, Sec’d Nt, 12.250%, 03/01/22[2]	156	175,500	0.2

		1,004,801	0.9
GAS UTILITIES — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	70	72,100	0.1
Ferrellgas LP/Ferrellgas Finance Corp., Sr Unsec’d Nt,
6.500%, 05/01/21	93	92,768	0.1
9.125%, 10/01/17	82	85,997	0.1
Inergy Midstream LP/NRGM Finance Corp., Private Placement, Co Guar, 6.000%, 12/15/20[2]	48	47,640	0.0	[12]
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Private Placement, Co Guar, 6.500%, 05/15/21[2]	33	31,144	0.0	[12]
Sabine Pass Liquefaction LLC, Private Placement, Sr Sec’d Nt,
5.625%, 02/01/21[2]	100	97,875	0.1
5.625%, 04/15/23[2]	197	188,874	0.2
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr Unsec’d Nt, 7.375%, 08/01/21	45	48,150	0.0	[12]

		664,548	0.6
Description	Par (000)	Value	Percent of Net Assets*

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.5%
Dynegy Holdings LLC, Sr Unsec’d Nt,
7.125%, 05/15/18[1,4,9]	$500	$1,250	0.0%[12]
7.750%, 06/01/19[1,4,9]	750	1,875	0.0	[12]
Dynegy Roseton/Danskammer Pass Through Trust, Sr Unsec’d Nt, 7.670%, 11/08/16[1,4,9]	1,000	17,500	0.0	[12]
Dynegy, Inc., Private Placement, Co Guar, 5.875%, 06/01/23[2]	164	149,650	0.1
Edison Mission Energy, 7.200%, 05/15/19[1,4]	200	132,500	0.1
Edison Mission Energy, Sr Unsec’d Nt, 7.000%, 05/15/17[1,4]	750	496,875	0.5
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	290	319,725	0.3
InterGen N.V., Private Placement, Sr Sec’d Nt, (Netherlands), 7.000%, 06/30/23[2]	270	270,000	0.3
NRG Energy, Inc., Co Guar, 6.625%, 03/15/23	214	209,720	0.2

		1,599,095	1.5

Total Utilities		3,268,444	3.0

Total Corporate Bonds
(Cost $128,064,830)		128,135,602	116.7

LOAN ASSIGNMENTS — 12.2%
CONSUMER DISCRETIONARY — 5.0%
DIVERSIFIED CONSUMER SERVICES — 0.1%
St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	76	76,697	0.1

HOTELS, RESTAURANTS & LEISURE — 1.8%
American Casino & Entertainment Properties LLC, 2nd Lien Term Loan, VAR, 11.250%, 01/03/20	100	102,250	0.1
American Casino & Entertainment Properties LLC, Term Loan, VAR, 6.000%, 07/03/19	125	126,090	0.1
Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.429%, 01/28/18	843	762,178	0.7
CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	63	63,738	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE — (continued)
Hilton Worldwide Finance LLC, Term A Loan, VAR, 10/25/20^	$150	$149,727	0.1%
Intrawest, 1st Lien Term Loan,
VAR, 7.000%, 12/04/17	81	82,240	0.1
VAR, 7.000%, 12/04/17	43	43,063	0.0	[12]
Jacobs Entertainment, Tranche B Loan, VAR, 6.250%, 10/29/18	66	65,831	0.1
Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	175	178,938	0.2
Scientific Games Corp., Term Loan B, VAR, 09/30/20^	70	69,388	0.1
Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	125	124,531	0.1
Station Casinos LLC, Term Loan, VAR, 5.000%, 03/01/20	249	250,927	0.2

		2,018,901	1.8
HOUSEHOLD DURABLES — 0.4%
Targus, 1st Lien Term Loan, VAR, 12.000%, 05/24/16^	471	414,359	0.4

MEDIA — 2.0%
Barrington Broadcasting, Tranche 2 Term Loan,
VAR, 7.500%, 06/14/17	80	79,999	0.1
VAR, 7.500%, 06/14/17	13	12,822	0.0	[12]
Clear Channel Communications, Inc., Term Loan B, VAR, 3.829%, 01/29/16	833	783,479	0.7
Clear Channel Communications, Inc., Term Loan D, VAR, 6.929%, 01/23/19	377	349,397	0.3
Entercom Radio LLC, Term Loan,
VAR, 5.000%, 11/23/18	77	77,599	0.1
VAR, 5.000%, 11/23/18	3	2,676	0.0	[12]
VAR, 6.000%, 11/23/18	2	2,141	0.0	[12]
Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	81	80,681	0.1
McGraw-Hill Education, 1st Lien Term Loan, VAR, 9.000%, 03/22/19	94	94,509	0.1
NEP Broadcasting, 2nd Lien Term Loan, VAR, 9.500%, 07/22/20	38	38,986	0.0	[12]
R.H. Donnelley, Inc., Exit Term Loan,
VAR, 9.750%, 12/31/16^	107	77,926	0.1
VAR, 9.750%, 12/31/16^	114	83,066	0.1
Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Radio One, Term Loan, VAR, 7.500%, 03/31/16	$250	$255,633	0.2%
Univision Communications, Inc., 1st Lien Term Loan,
VAR, 4.000%, 05/22/20	80	78,605	0.1
VAR, 4.500%, 03/01/20	161	159,873	0.1
Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15[1,4,9]	396	6,927	0.0	[12]

		2,184,319	2.0
MULTILINE RETAIL — 0.4%
J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	449	434,695	0.4

SPECIALTY RETAIL — 0.3%
Gymboree Corp. (The), Initial Term Loan A and R,
VAR, 5.000%, 02/23/18	346	333,712	0.3
VAR, 5.000%, 02/23/18	9	8,910	0.0	[12]

		342,622	0.3

Total Consumer Discretionary		5,471,593	5.0

CONSUMER STAPLES — 1.0%
FOOD & STAPLES RETAILING — 1.0%
Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	45	46,050	0.1
Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	425	425,663	0.4
SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	580	577,572	0.5

Total Consumer Staples		1,049,285	1.0

ENERGY — 0.7%
OIL, GAS & CONSUMABLE FUELS — 0.7%
Alon USA Partners, LP, MLP Term Loans, VAR, 9.250%, 11/28/18	39	39,803	0.0	[12]
Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18	189	183,615	0.2
Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 09/25/20^	90	89,635	0.1
Rice Energy, Term Loan, VAR, 8.500%, 10/25/18	62	62,343	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Sabine Oil & Gas LLC, Term Loan, VAR, 8.750%, 12/31/18	$250	$250,470	0.2%
Wild Horse Resources, Term Loan, VAR, 7.500%, 12/13/18	137	134,743	0.1

Total Energy		760,609	0.7

FINANCIALS — 0.1%
DIVERSIFIED FINANCIAL SERVICES — 0.1%
ROC Finance LLC, Term Loan, VAR, 5.000%, 04/08/19	115	114,893	0.1

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0%[12]
Realogy Corp., Non-Extended Synthetic Commitment, VAR, 3.204%, 10/10/13	1	1,004	0.0 [12]

Total Financials		115,897	0.1

HEALTH CARE — 0.1%
HEALTH CARE PROVIDERS & SERVICES — 0.1%
inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	53	51,152	0.1

INDUSTRIALS — 1.3%
AEROSPACE & DEFENSE — 0.1%
FGI Operating Co., LLC, Term B Loan, VAR, 5.500%, 04/19/19	104	103,931	0.1

BUILDING PRODUCTS — 0.3%
Sears Holdings Corp., Term Loan, VAR, 06/30/18^	260	257,889	0.2
Stallion Oilfield, Inc., Term Loan B, VAR, 8.000%, 06/19/18	100	101,072	0.1

		358,961	0.3
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
VAR, 5.429%, 06/30/17	86	84,895	0.1
VAR, 5.429%, 06/30/17	45	43,907	0.0
VAR, 5.429%, 06/30/17	19	18,586	0.0

		147,388	0.1
MACHINERY — 0.5%
Edwards Ltd., Term Loan, VAR, 4.750%, 03/26/20	107	107,062	0.1
Hudson Products Holdings, Inc., Term Loan, VAR, 5.250%, 06/07/17	457	458,681	0.4

		565,743	0.5

MARINE — 0.1%
Navios Maritime Partners, Term Loan, VAR, 5.250%, 06/27/18	$90	$90,897	0.1%

ROAD & RAIL — 0.1%
Ozburn-Hessey Logistics, Term Loan, VAR, 6.750%, 05/22/19	49	49,047	0.1

TRADING COMPANIES & DISTRIBUTORS — 0.1%
SourceHOV LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	100	100,917	0.1

Total Industrials		1,416,884	1.3

INFORMATION TECHNOLOGY — 1.6%
COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	174	174,816	0.1

COMPUTERS & PERIPHERALS — 0.3%
Dell, Inc., Term B Loan, VAR, 09/23/20^	328	321,952	0.3

INTERNET SOFTWARE & SERVICES — 0.2%
Go Daddy Group, Inc., Term Loan, VAR, 4.250%, 12/17/18	245	244,439	0.2

IT SERVICES — 0.3%
Ceridian Corp., 2013 New Replacement U.S. Term Loan, VAR, 4.429%, 05/09/17	43	42,840	0.1
First Data Corp., Term Loan, VAR, 4.180%, 09/24/18	264	260,861	0.2

		303,701	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	134	134,732	0.1
NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	109	110,076	0.1

		244,808	0.2
SOFTWARE — 0.5%
BMC Software Finance, Inc., Initial U.S. Term Loan, VAR, 5.000%, 09/10/20	96	95,665	0.1
Infor U.S., Inc., Tranche B-2 Term Loan, VAR, 5.250%, 04/05/18	142	143,045	0.1
RP Crown Parent, LLC, 1st Lien Term Loan, VAR, 6.750%, 12/14/18	276	278,055	0.3

		516,765	0.5

Total Information Technology		1,806,481	1.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MATERIALS — 1.2%
CHEMICALS — 0.7%
AZ Chem US, Inc., Term Loan,
VAR, 5.250%, 12/22/17	$88	$89,102	0.1%
VAR, 6.250%, 12/22/17	4	3,721	0.0	[12]
Cristal Inorganic Chemicals (Millenium), 2nd Lien, VAR, 5.998%, 11/15/14	333	332,921	0.3
DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	184	184,252	0.2
OCI Beaumont LLC, Term B-1 Loan, VAR, 6.250%, 08/20/19	23	22,917	0.0	[12]
OCI Beaumont LLC, Term B-2 Loan, VAR, 6.250%, 08/20/19	43	43,083	0.0	[12]
Tronox Ltd., Term Loan,
VAR, 4.500%, 03/19/20	35	34,653	0.1
VAR, 4.500%, 03/19/20	30	30,465	0.0	[12]

		741,114	0.7
CONSTRUCTION MATERIALS — 0.0%[12]
Quikrete Holdings, Inc., 2nd Lien Term Loan, VAR, 03/18/21^	50	50,791	0.0	[12]

METALS & MINING — 0.3%
FMG Resources Pty Ltd., Term Loan, VAR, 5.250%, 10/18/17	248	248,074	0.2
Noranda Aluminum, Term B Loan, VAR, 5.750%, 02/28/19	117	109,633	0.1

		357,707	0.3
PAPER & FOREST PRODUCTS — 0.2%
Continental Building Products, Inc., Closing Date Loan, VAR, 8.500%, 02/26/21	200	199,500	0.2

Total Materials		1,349,112	1.2

TELECOMMUNICATION SERVICES — 0.4%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Altice Financing S.A., Term Loan,
VAR, 07/02/19^	15	14,913	0.0	[12]
VAR, 5.500%, 07/02/19	97	94,785	0.1
VAR, 5.500%, 07/02/19	13	12,806	0.0	[12]
VAR, 5.500%, 07/02/19	25	24,620	0.0	[12]
Cincinnati Bell, Inc., Tranche B Term Loan,
VAR, 4.000%, 09/10/20	12	11,588	0.0	[12]
VAR, 4.000%, 09/10/20	12	11,588	0.0	[12]
VAR, 4.000%, 09/10/20	12	11,588	0.0	[12]

DIVERSIFIED TELECOMMUNICATION SERVICES — (continnued)
Integra Telecom Holdings, Inc., Term Loan,
VAR, 5.250%, 02/22/19	$20	$20,313	0.0%[12]
VAR, 5.250%, 02/22/19	21	20,519	0.1

		222,720	0.2

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	228	228,224	0.2

Total Telecommunication Services		450,944	0.4

UTILITIES — 0.8%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.8%
Texas Competitive Electric, Extended Term Loan,
VAR, 4.682%, 10/10/17	457	307,107	0.3
VAR, 4.766%, 10/10/17	223	150,194	0.1
Texas Competitive Electric, Non-Extended Term Loan,
VAR, 3.682%, 10/10/14	457	307,977	0.3
VAR, 3.766%, 10/10/14	224	150,768	0.1

Total Utilities		916,046	0.8

Total Loan Assignments
(Cost $14,085,776)		13,388,003	12.2

PREFERRED SECURITIES[14] — 1.9%
FINANCIALS — 1.9%
COMMERCIAL BANKS — 0.5%
Wachovia Capital Trust III, VAR, 5.570%, 11/25/13[10]	570	515,850	0.5

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Bank of America Corp.,
VAR, 8.000%, 01/30/18	285	309,937	0.3
VAR, 8.125%, 05/15/18	665	729,838	0.6
Citigroup, Inc., Jr Sub Nt, VAR, 5.950%, 01/30/23	210	195,825	0.2

		1,235,600	1.1
INSURANCE — 0.3%
Catlin Insurance Co., Ltd., Private Placement, Jr Sub Nt, (Bermuda), VAR, 7.249%, 01/19/17[2]	300	306,000	0.3

Total Financials		2,057,450	1.9

Total Preferred Securities
(Cost $1,892,852)		2,057,450	1.9

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Par/Shares (000)		Value	Percent of Net Assets*

ASSET-BACKED SECURITIES — 1.4%
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.679%, 09/25/34[9]	$43		$6,636	0.0%[12]
Unipac IX LLC, 13.000%, 05/15/16[9]	1,500		1,496,700	1.4

Total Asset-Backed Securities
(Cost $1,520,638)			1,503,336	1.4

Total Fixed Income Investments
(Cost $145,641,701)			145,084,391	132.2

PREFERRED STOCKS — 2.6%
CONSUMER DISCRETIONARY — 0.4%
AUTOMOBILES — 0.2%
General Motors Co., Convertible Pfd, Series B, 4.750%, 12/01/13 ($50 par value)	5		243,227	0.2

MEDIA — 0.2%
Spanish Broadcasting System, Inc., Pfd[1,9]	481		3,128	0.0 [12]
Spanish Broadcasting System, Inc., Pfd, Series B, PIK, 10.750%, 11/20/13 ($1,000 par value)[1,9,15]	—	[11]	196,950	0.2

			200,078	0.2

Total Consumer Discretionary			443,305	0.4

CONSUMER STAPLES — 0.0%
FOOD PRODUCTS — 0.0%
Eurofresh, Inc., Pfd, ADR, PIK, 11/18/16[9,16]	—	[11]	—	0.0

FINANCIALS — 1.7%
COMMERCIAL BANKS — 0.5%
CoBank ACB, Pfd, Series D, 11.000%, 10/01/14 ($50 par value)[1,15]	10		531,563	0.5

CONSUMER FINANCE — 0.7%
Ally Financial, Inc., Private Placement, 7.000%, 11/20/13[1,2,15]	1		765,406	0.7

DIVERSIFIED FINANCIAL SERVICES — 0.1%
GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)[1]	4		96,300	0.1

INSURANCE — 0.4%
Hartford Financial Services Group, Inc., Pfd, VAR, 7.875%, 04/15/42 ($25 par value)[1]	4		$118,104	0.1%
XLIT Ltd., (Cayman Islands), Series D, VAR, 3.364%, 10/29/49 ($1,000 par value)[1]	—	[11]	384,675	0.3

			502,779	0.4

Total Financials			1,896,048	1.7

HEALTH CARE — 0.3%
HEALTH CARE PROVIDERS & SERVICES — 0.3%
Carriage Services Capital Trust, Convertible Pfd, 7.000%, 06/01/29 ($50 par value)[1]	8		386,000	0.3

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc., Pfd, Series C,[1,9]	—	[11]	—	0.0

INFORMATION TECHNOLOGY — 0.0%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., (Bermuda)[1,9]	2		—	0.0

MATERIALS — 0.2%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Pfd[1,9]	—	[11]	—	0.0

METALS & MINING — 0.2%
ArcelorMittal, Convertible Pfd, (Luxembourg), 6.000%, 01/15/16 ($50 par value)[1]	9		192,873	0.2

Total Materials			192,873	0.2

Total Preferred Stocks
(Cost $4,390,479)			2,918,226	2.6

COMMON STOCKS — 1.4%
CONSUMER DISCRETIONARY — 0.3%
AUTOMOBILES — 0.2%
General Motors Co.[1]	6		220,604	0.2

HOTELS, RESTAURANTS & LEISURE — 0.0%
Real Mex Restaurants, Inc., Class B, ADR[1,9]	200		—	0.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Description	Shares (000)		Value	Percent of Net Assets*

LEISURE EQUIPMENT & PRODUCTS — 0.0%[12]
New True Temper Holdings Corp., Inc.[1,9]	43		$27,517	0.0%[12]

MEDIA — 0.0%[12]
New Cotai LLC/New Cotai Capital Corp., Class B, ADR[1,9]	—	[11]	24,225	0.0	[12]

SPECIALTY RETAIL — 0.1%
Neebo, Inc.[1,9]	12		69,570	0.1

Total Consumer Discretionary			341,916	0.3

CONSUMER STAPLES — 0.0%
FOOD PRODUCTS — 0.0%
Eurofresh, Inc., ADR[1,9]	106		—	0.0

FINANCIALS — 0.1%
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Adelphia Recovery Trust[1,9]	1,454		5,838	0.0	[12]
Capmark Financial Group, Inc.	22		126,000	0.1

Total Financials			131,838	0.1

INDUSTRIALS — 0.0%[12]
BUILDING PRODUCTS — 0.0%
Jupiter Holding I Corp.[1,9]	1		—	0.0

MACHINERY — 0.0%
Glasstech, Inc.[1,9]	—	[11]	—	0.0

MARINE — 0.0%[12]
General Maritime Corp.[1,9]	—	[11]	3,389	0.0	[12]

Total Industrials			3,389	0.0	[12]

INFORMATION TECHNOLOGY — 0.0%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., (Bermuda)[1,9]	8		—	0.0

MATERIALS — 0.7%
CONSTRUCTION MATERIALS — 0.2%
U.S. Concrete, Inc.[1]	10		201,021	0.2

CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., ADR[1,9]	4		—	0.0

PAPER & FOREST PRODUCTS — 0.5%
New Holdco[1,9]	6		523,140	0.5

Total Materials			724,161	0.7

UTILITIES — 0.3%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Dynegy, Inc.[1]	20		$386,400	0.3%

Total Common Stocks
(Cost $3,440,412)			1,587,704	1.4

	Number of Warrants (000)
WARRANTS — 0.2%
CONSUMER DISCRETIONARY — 0.2%
AUTOMOBILES — 0.2%
General Motors Co., expiring 07/10/16[1]	8		200,026	0.2

SPECIALTY RETAIL — 0.0%
Neebo, Inc., expiring 06/20/19[1,9]	5		—	0.0

Total Consumer Discretionary			200,026	0.2

INDUSTRIALS — 0.0%
MARINE — 0.0%
General Maritime Corp., expiring 05/17/17[1,9]	—	[11]	—	0.0

Total Warrants
(Cost $160,930)			200,026	0.2

Total Equity Investments
(Cost $7,991,821)			4,705,956	4.2

	Shares (000)
SHORT-TERM INVESTMENT — 2.1%
INVESTMENT COMPANY — 2.1%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010%[5,13]
(Cost $2,250,174)	2,250		2,250,174	2.1

TOTAL INVESTMENTS
(Cost $155,883,696)			152,040,521	138.5

Preferred Stock and Liabilities in Excess of Other Assets			(42,285,984)	(38.5)

Net Assets Applicable to Common Stockholders			$109,754,537	100.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

ADR	American Depositary Receipt
Co	Company
Guar	Guaranteed
Jr	Junior
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2013.
*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $54,972,726 and 50.1% of net assets applicable to common stockholders.

[4]	Defaulted security.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[9]	Security deemed to be illiquid. These securities amounted to $3,279,251 and 3.0% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
[11]	Amount rounds to less than one thousand (par or shares).
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of September 30, 2013.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2013.

[15]

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of September 30, 2013.

[16]	Security is distressed as of September 30, 2013. The rate at which income is accrued on the security is lower than the stated PIK coupon rate.
^	All or a portion of the security is unsettled as of September 30, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,949,663
Aggregate gross unrealized depreciation	(9,792,838)

Net unrealized appreciation/depreciation	$(3,843,175)

Federal income tax cost of investments	$155,883,696

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

A. VALUATION OF INVESTMENTS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at September 30, 2013.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$220,604	$—	$121,312		$341,916
Consumer Staples	—	—	—	(a)	—	(a)
Financials	126,000	—	5,838		131,838
Industrials	—	—	3,389		3,389
Information Technology	—	—	—	(a)	—	(a)
Materials	201,021	—	523,140		724,161
Utilities	386,400	—	—		386,400

Total Common Stocks	934,025	—	653,679		1,587,704

Preferred Stocks
Consumer Discretionary	243,227	—	200,078		443,305
Consumer Staples	—	—	—	(a)	—	(a)
Financials	214,404	1,681,644	—		1,896,048
Health Care	386,000	—	—		386,000
Industrials	—	—	—	(a)	—	(a)
Information Technology	—	—	—	(a)	—	(a)
Materials	192,873	—	—	(a)	192,873

Total Preferred Stocks	1,036,504	1,681,644	200,078		2,918,226

Debt Securities
Asset-Backed Securities	—	—	1,503,336		1,503,336
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)

Total Convertible Bonds	—	—	—	(a)	—	(a)

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Consumer Discretionary	$—	$23,424,025	$389,970		$23,813,995
Consumer Staples	—	6,213,801	—	(a)	6,213,801
Energy	—	19,477,769	—		19,477,769
Financials	—	10,675,030	32,593		10,707,623
Health Care	—	11,269,669	84,147		11,353,816
Industrials	—	13,899,330	2,351,972		16,251,302
Information Technology	—	6,011,510	—		6,011,510
Materials	—	14,773,971	392,389		15,166,360
Telecommunication Services	—	15,870,982	—		15,870,982
Utilities	—	3,247,819	20,625		3,268,444

Total Corporate Bonds	—	124,863,906	3,271,696		128,135,602

Preferred Securities
Financials	—	2,057,450	—		2,057,450
Loan Assignments
Consumer Discretionary	—	5,464,666	6,927		5,471,593
Consumer Staples	—	1,049,285	—		1,049,285
Energy	—	760,609	—		760,609
Financials	—	115,897	—		115,897
Health Care	—	51,152	—		51,152
Industrials	—	1,416,884	—		1,416,884
Information Technology	—	1,806,481	—		1,806,481
Materials	—	1,349,112	—		1,349,112
Telecommunication Services	—	450,944	—		450,944
Utilities	—	916,046	—		916,046

Total Loan Assignments	—	13,381,076	6,927		13,388,003

Warrants
Consumer Discretionary	200,026	—	—	(a)	200,026
Industrials	—	—	—	(a)	—	(a)

Total Warrants	200,026	—	—	(a)	200,026

Short-Term Investment
Investment Company	2,250,174	—	—		2,250,174

Total Investments in Securities	$4,420,729	$141,984,076	$5,635,716		$152,040,521

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2013.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

	Balance as of 12/31/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/13
Investments in Securities
Asset-Backed Securities	$1,448,757		$—	$54,181	$4,610	$—		$(1,572)	$—	$(2,640)	$1,503,336
Common Stocks — Consumer Discretionary	56,310		—	34,127	—	30,875		—	—	—	121,312
Common Stocks — Consumer Staples	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Financials	5,838		—	—	—	—		—	—	—	5,838
Common Stocks — Industrials	173,562		—	(170,173)	—	177,212		(177,212)	—	—	3,389
Common Stocks — Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Materials	523,140		—	12,797	—	—		(12,797)	—	—	523,140
Convertible Bonds — Consumer Discretionary	76,923		—	(77,605)	—	682		—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	745,398		—	(71,399)	(10)	28,526		(2,286)	—	(310,259)	389,970
Corporate Bonds — Consumer Staples	—	(a)	—	(19,189)	—	19,189		—	—	—	—	(a)
Corporate Bonds — Financials	141,306		—	(10,455)	—	—		—	—	(98,258)	32,593
Corporate Bonds — Health Care	71,479		—	12,844	(176)	—	(a)	—	—	—	84,147
Corporate Bonds — Industrials	2,642,434		162	(30,033)	(4,421)	217,688		(123,154)	28,100	(378,804)	2,351,972
Corporate Bonds — Materials	519,184		(4,645)	(142,717)	1,302	362,147		—	—	(342,882)	392,389
Corporate Bonds — Utilities	29,750		—	(9,125)	—	—		—	—	—	20,625
Loan Assignments — Consumer Discretionary	97,631		119,081	(90,704)	—	—		(119,081)	—	—	6,927
Preferred Stocks — Consumer Discretionary	107,734		—	(13,706)	—	—		—	106,050	—	200,078
Preferred Stocks — Consumer Staples	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Industrials	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Materials	—	(a)	—	—	—	—		—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—		—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	—	—	—		—	—	—	—	(a)

Total	$6,639,446		$114,598	$(521,157)	$1,305	$836,319		$(436,102)	$134,150	$(1,132,843)	$5,635,716

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2013 (Unaudited)

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades),

respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(288,451).

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at 9/30/13		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$523,140		Market Comparable Companies	EBITDA Multiple(a)	5.00x - 6.80x (5.00x)
				Discount for lack of marketability(b)	0% - 30%(10.00%)
	0		Discounted Cash Flow	Probability of Insolvency	100% (N/A)
	3,390		Terms of Plan of Reorganization	Discount for lack of marketability(b)	25% (N/A)
				Discount for potential outcome	100% (N/A)
	27,517		Mergers and Acquisitions	Discount for lack of marketability(b)	25% (N/A)
				Discount for potential outcome	20% (N/A)
	69,570		Consensus Broker Pricing	Median Offered quote	$6.00 (N/A)

Common Stock	623,617
	0		Discounted Cash Flow	Discount for lack of marketability(b)	22.5% (N/A)
				Probability of Insolvency	100% (N/A)
	0	(c)	Market Comparable Companies	EBITDA Multiple(a)	5.82x (N/A)
				Discount for lack of marketability(b)	30% (N/A)

Preferred Stock	0	(c)
	337,643		Market Comparable Companies	EBITDA Multiple(a)	5.5x - 6.80x (6.52x)
				Discount for lack of marketability(b)	22.5% - 30%(24.01%)
				Probability of Default	97% (N/A)

Corporate Bond	337,643
	1,694,849		Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50% - 5.00% (N/A) 2.00% - 2.50% (N/A)
				Constant Prepayment Rate	0% - 1.00%(0.03%)
				Constant Default Rate	0% - 7.00%(0.23%)
				Yield (Discount Rate of Cash Flows)	16.50% - 57.50%(55.64%)

Asset-Backed Securities	1,694,849
Warrants	0		Intrinsic Value	Issue Price vs. Stock Price	(N/A	)

Total	$2,656,109

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At 9/30/13, the value of these securities was $2,979,607. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of September 30, 2013 (Unaudited)

(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.